     As filed with the Securities and Exchange Commission on April 24, 2000

                                                              File No. 333-62825

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933 /X/

                          Pre-Effective Amendment No. /_/
                        Post-Effective Amendment No. 2 /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT of 1940 /X/
                               Amendment No. 27 /X/


                    Penn Mutual Variable Annuity Account III
                           (Exact Name of Registrant)


                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000


                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:

                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


         It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485

          X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
         ---
         ___ 60 days after filing pursuant to paragraph (a) of Rule 485

         ___ on (date) pursuant to paragraph (a) of Rule 485

                              CROSS REFERENCE SHEET

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item  1.     Cover Page                     Cover Page                             N/A

Item  2.     Definitions                    Glossary                               N/A

Item  3.     Synopsis or Highlights         Cover Page; Expenses                   N/A


Item  4.     Condensed Financial            N/A                                    N/A
             Information

Item  5.     General Description            The Penn Mutual Life                   N/A
             of Registrant,                 Insurance Company;
             Depositor and                  The Separate Account
             Portfolio Companies

Item  6.     Deductions and Expenses        The Contract - What Charges            N/A
                                            Do I Pay?

Item  7.     General Description of         The Contract                           N/A
             Variable Annuity Contracts

Item  8.     Annuity Period Options         The Contract -What Types of            N/A
                                            Annuity Payments May I Choose?

Item  9.     Death Benefit On Death         The Contract - What are the Death      N/A
                                            Benefits Under My Contract?

Item 10.     Purchases and Contract         The Contract - How Do I Purchase       N/A
             Value                          a Contract?
                                            The Separate Account -
                                            Accumulation Units

Item 11.     Redemptions                    The Contract - May I Withdraw          N/A
                                            Any of My Money?

Item 12.     Taxes                          Federal Income Tax                     N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                    N/A

Item 14.     Table of Contents of           Statement of Additional                N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                    Cover Page

Item 16.     Table of Contents              N/A                                    Cover Page

Item 17.     General Information            N/A                                    N/A
             and History


                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping
                                                                                   Services; Custodian;
                                                                                   Independent Auditors

Item 19.     Purchase of Securities         The Contract - May I Transfer          The Contract - How Do I Purchase
             Being Offered and Expenses     Money Among Investment Options?        Distribution of a Contract?
             Contracts                      The Contract - What Charges Do
                                            I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of
                                                                                   Contracts

Item 21.     Calculation of Performance     N/A                                    Performance Data
             Data


Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements





                                     PART A



                      Information Required in a Prospectus

PROSPECTUS -- MAY 1, 2000
Individual Variable and Fixed Annuity Contract -- Flexible Purchase Payments

COMMANDER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o  Telephone (800) 523-0650

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience.
   has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%.
   is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.
   allows you to choose to receive your annuity payments over different periods of time.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").
--------------------------------------------------------------------------------
Penn Series Funds, Inc.                           Manager

    Money Market Fund                Independence Capital Management, Inc.

    Limited Maturity Bond Fund       Independence Capital Management, Inc.

    Quality Bond Fund                Independence Capital Management, Inc.

    High Yield Bond Fund             T. Rowe Price Associates, Inc.

    Flexibly Managed Fund            T. Rowe Price Associates, Inc.

    Growth Equity Fund               Independence Capital Management, Inc.

    Large Cap Value Fund             Putnam Investment Management, Inc.

    Index 500 Fund                   Wells Capital Management Incorporated

    Mid Cap Growth Fund              Turner Investment Partners, Inc.

    Mid Cap Value Fund               Neuberger Berman Management Inc.

    Emerging Growth Fund             RS Investment Management, Inc.

    Small Cap Value Fund             Royce & Associates, Inc.

    International Equity Fund        Vontobel USA, Inc.
--------------------------------------------------------------------------------

Neuberger Berman Advisors Management Trust                       Manager

             Balanced Portfolio                                  Neuberger Berman Management Inc.
---------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund           Manager

             Equity-Income Portfolio                             Fidelity Management and Research Company
             Growth Portfolio                                    Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II        Manager

             Asset Manager Portfolio                             Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.         Manager

             Emerging Markets Equity (International)             Morgan Stanley Asset Management
Portfolio
---------------------------------------------------------------------------------------------------------

A Prospectus for each of these Funds accompanies this Prospectus.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

UNDER THE FIXED COMPONENT OF THE CONTRACT, YOU MAY DIRECT US TO ALLOCATE MONEY TO OUR FIXED INTEREST ACCOUNT.

YOU MAY PAY A DEFERRED SALES CHARGE OF 1% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

You may return your Contract within ten days of receipt of a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with that Commission.

-------------------------------------------------------------------------------------------------------------------

PROSPECTUS CONTENTS
-------------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5
-------------------------------------------------------------------------------------------------------------------

EXPENSES........................................................................................................6
-------------------------------------------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES...................................................................................8
-------------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION................................................................................10
-------------------------------------------------------------------------------------------------------------------

THE PENN MUTUAL LIFE INSURANCE COMPANY.........................................................................14
-------------------------------------------------------------------------------------------------------------------

THE SEPARATE ACCOUNT...........................................................................................15
             Accumulation Units................................................................................15
             Voting Instructions...............................................................................15
             Investment Options in the Separate Account........................................................15
                                            Penn Series Funds, Inc. ...........................................15
                                            Neuberger Berman Advisers Management Trust.........................17
                                            Fidelity Investments' Variable Insurance Products Fund.............17
                                            Fidelity Investments' Variable Insurance Products Fund II..........17
                                            Morgan Stanley's The Universal Funds, Inc. ........................17
-------------------------------------------------------------------------------------------------------------------

THE FIXED INTEREST ACCOUNT.....................................................................................18
-------------------------------------------------------------------------------------------------------------------

 THE CONTRACT..................................................................................................18
             How Do I Purchase a Contract?.....................................................................19
             What Types of Annuity Payments May I Choose?......................................................19
                                            Variable Annuity Payments..........................................19
                                            Fixed Annuity Payments.............................................19
                                            Other Information..................................................20
             What Are the Death Benefits Under My Contract?....................................................20
                                            Enhanced Guaranteed Minimum Death Benefit..........................20
                                            Choosing a Lump Sum or Annuity.....................................21
             May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?...........................21
                                            Before the Annuity Date............................................21
                                            After the Annuity Date.............................................21
                                            General Rules......................................................22
                                            Dollar Cost Averaging..............................................22
                                            Automatic Rebalancing..............................................22
             May I Withdraw Any of My Money?...................................................................22
                                            Systematic Withdrawals.............................................22
                                            403(b) Withdrawals.................................................23
             Deferment of Payments and Transfers...............................................................23
             What Charges Do I Pay?............................................................................23
                                            Administration Charges.............................................23
                                            Mortality and Expense Risk Charge..................................23
                                            Contingent Deferred Sales Charge...................................24
                                            Free Withdrawals...................................................24
                                            Other Withdraws....................................................24
                                            Enhanced Guaranteed Minimum Death Benefit (Optional)...............24
                                            Premium Taxes......................................................24
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION........................................................................................25
-------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT..............................................................25
             General Information...............................................................................25
             Loans Under Section 403(b) Contracts..............................................................25
-------------------------------------------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS..............................................................................27
             Withdrawals and Death Benefits....................................................................27
             Annuity Payments..................................................................................27
             Early Withdrawals.................................................................................27
             Transfers.........................................................................................27
             Separate Account Diversification..................................................................27
             Qualified Plans...................................................................................27
-------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS...........................................................................................27
-------------------------------------------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................28
-------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
GLOSSARY

             Accumulation Period:  A period that begins with your first purchase payment and ends on the
             Annuity Date.

             Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the
             Contract prior to the Annuity Date.

             Administrative Office:  A reference to our administrative office means The Penn Mutual Life
             Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

             Annuitant:  The person during whose life annuity payments are made.

             Annuity Date:  The date on which annuity payments start.

             Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

             Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

             Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

             Contract:  The combination variable and fixed annuity contract described in this prospectus.

             Contract Owner:  The person specified in the Contract as the Contract Owner.

             Contract Value:  The sum of the Variable Account Value and the Fixed Interest Account Value.

             Fixed Account Value:  The value of amounts held under the Contract in the Fixed Interest Account.

             Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn
             Mutual Life Insurance Company that is registered as a unit investment trust under the Investment
             Company Act of 1940.

             Variable Account Value:  The value of amounts held under the Contract in all subaccounts of the
             Separate Account.

             Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

             We  or Us:  A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

             You:  A reference to "you" denotes the Contract Owner or prospective Contract Owner.



-------------------------------------------------------------------------------------------------------------------

EXPENSES
Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments..................................................................... None
Maximum Contingent Deferred Sales Charge...........................................................1% of purchase payments withdrawn  (a)
Transfer Fee.................................................................................................None
Maximum Annual Contract Administration Charge.................................................................$40  (b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge........................................................................... 1.25%
Contract Administration Charge.............................................................................. 0.15%
                                                                                                           ------
Total Separate Account Annual Expenses...................................................................... 1.40% (c)

(a)  You do not pay this charge if you wait one year before withdrawing a purchase payment.
(b)  You pay $40 or 2% of the Variable Account Value, whichever is less.  You do not pay this charge if your Variable Account Value is more than $100,000.
(c)  You may purchase an Enhanced Guaranteed Minimum Death Benefit rider with your Contract.  The current annual charge for this rider is 0.2% of the Variable Account Value, and will never be more than 0.25%.
     See What Charges Do I Pay? in this Prospectus.


--------------------------------------------------------------------------------

Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                Management       Administrative                                      Total
                                  Fees            and Corporate       Accounting       Other          Fund
                             (after waiver)       Service Fees           Fees        Expenses       Expenses
                             --------------      --------------       ----------     --------       --------
Money Market (1).............     0.20%               0.15%             0.08%          0.08%          051%
Limited Maturity Bond(1).....     0.30%               0.15%             0.08%          0.03%          0.56%
Quality Bond(1)..............     0.35%               0.15%             0.08%          0.10%          0.68%
High Yield Bond(2)...........     0.50%               0.15%             0.08%          0.09%          0.82%
Flexibly Managed(1)..........     0.60%               0.15%             0.05%          0.06%          0.86%
Growth Equity(1).............     0.65%               0.15%             0.06%          0.05%          0.91%
Large Cap Value(1)...........     0.60%               0.15%             0.06%          0.05%          0.86%
Index 500 Fund(1)............     0.07%               0.09%             0.06%          0.03%          0.25%(3)
Mid Cap Growth Fund(1).......     0.70%               0.15%             0.08%          0.07%          1.00%
Mid Cap Value Fund(1)........     0.55%               0.15%             0.08%          0.08%          0.86%
Emerging Growth(2)...........     0.73%               0.15%             0.07%          0.09%          1.04%
Small Value Cap (1)..........     0.85%               0.15%             0.08%          0.09%          1.17%
International Equity(1)......     0.85%               0.15%             0.08%          0.10%          1.18%

----------------------

(1) The expenses are estimates provided by the Funds' investment adviser.
(2) The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the administrator does not waive part of it's Administrative and Corporate Service Fees.

--------------------------------------------------------------------------------

Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                                      Management,
                                                                     Advisory and
                                                                    Administration       Other        Total Fund
                                                                         Fees           Expenses       Expenses
                                                                    --------------      --------      ----------
Balanced...........................................................      0.85%           0.18%           1.03%

----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                   Management             Other       Total Fund
                                                                       Fee              Expenses       Expenses
                                                                   ----------           --------      ----------
Equity-Income..............................................          0.49%                0.07%          0.56%
Growth.....................................................          0.59%                0.06%          0.65%

----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                Management Fee          Other        Total Fund
                                                                 (After Waiver)       Expenses        Expenses
                                                                ---------------       --------        ---------
Asset Manager (a)............................................        0.54%              0.08%           0.62%

----------------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.

--------------------------------------------------------------------------------

Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                  Management           Other         Total Fund
                                                                     Fee              Expenses        Expenses
                                                                  ----------          --------       -----------
Emerging Markets Equity (International).....................        1.25%               0.50%           1.75%

--------------------------------------------------------------------------------

             Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

             You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this Prospectus.

--------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested.

             You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                                            One        Three      Five         Ten
                                                                            Year       Years      Years       Years
                                                                            ----       -----      -----       -----
Penn Series Money Market Fund*.......................................        $30        $61        $105       $228
Penn Series Limited Maturity Bond Fund*(a)...........................        $31        $63        $108       $233
Penn Series Quality Bond Fund*.......................................        $32        $66        $114       $246
Penn Series High Yield Bond Fund**...................................        $33        $71        $121       $260
Penn Series Flexibly Managed Fund*...................................        $34        $72        $123       $264
Penn Series Growth Equity Fund*......................................        $34        $73        $126       $269
Penn Series Large Cap Value Fund*(b).................................        $34        $72        $123       $264
Penn Series Index 500 Fund*(c).......................................        $27        $53        $ 92       $200
Penn Series Mid Cap Growth Fund*.....................................        $35        $76        $130       $278
Penn Series Mid Cap Value Fund*(d)...................................        $34        $72        $123       $264
Penn Series Emerging Growth Fund**...................................        $35        $77        $132       $282
Penn Series Small Cap Value Fund*(e).................................        $37        $81        $139       $295
Penn Series International Equity Fund*...............................        $37        $82        $139       $296
Neuberger Berman Balanced Portfolio**................................        $35        $77        $132       $281
Fidelity's Equity Income Portfolio**.................................        $31        $63        $108       $234
Fidelity's Growth Portfolio**........................................        $32        $66        $113       $243
Fidelity's Asset Manager Portfolio**.................................        $31        $65        $111       $240
Morgan Stanley Emerging Markets Equity (International) Portfolio**...        $42        $98        $167       $350

You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract:

                                                                        One        Three       Five        Ten
                                                                        Year       Years       Years       Years
                                                                        ----       -----       -----       -----
Penn Series Money Market Fund*.......................................    $20        $61         $105       $228
Penn Series Limited Maturity Bond Fund*(a)...........................    $20        $63         $108       $233
Penn Series Quality Bond Fund*.......................................    $22        $66         $114       $246
Penn Series High Yield Bond Fund**...................................    $23        $71         $121       $260
Penn Series Flexibly Managed Fund*...................................    $23        $72         $123       $264
Penn Series Growth Equity Fund*......................................    $24        $73         $126       $269
Penn Series Large Cap Value Fund*(b).................................    $23        $72         $123       $264
Penn Series Index 500 Fund*(c).......................................    $17        $53         $ 92       $200
Penn Series Mid Cap Growth Fund*.....................................    $25        $76         $130       $278
Penn Series Mid Cap Value Fund*(d)...................................    $23        $72         $123       $264
Penn Series Emerging Growth Fund**...................................    $25        $77         $132       $282
Penn Series Small Cap Value Fund*(e).................................    $26        $81         $139       $295
Penn Series International Equity Fund*...............................    $27        $82         $139       $296
Neuberger Berman Balanced Portfolio**................................    $25        $77         $132       $281
Fidelity's Equity Income Portfolio**.................................    $20        $63         $108       $234
Fidelity's Growth Portfolio**........................................    $21        $66         $113       $243
Fidelity's Asset Manager Portfolio**.................................    $21        $65         $111       $240
Morgan Stanley Emerging Markets Equity (International) Portfolio**...    $32        $98         $167       $350

----------------------
* These examples are based upon estimates of Fund expenses provided by the Funds' investment adviser.
** These examples are based upon Fund data for the fiscal year ended December 31, 1999.
(a) Neuberger Berman Limited Maturity Bond Fund Portfolio Subaccount prior to May 1, 2000.
(b) Penn Series' Value Equity Fund Subaccount prior to May 1, 2000.
(c) Fidelity Investments' Index 500 Fund Subaccount prior to May 1, 2000.
(d) Neuberger Berman Partners Portfolio Subaccount prior to May 1, 2000.
(e) Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.

     These are only examples. Your expenses may be more or less than what is shown.

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                      Year Ended
                                                                                  December 31,1999 (a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ..........................               $10.000
Accumulation Unit Value, end of period ................................               $10.393
Number of Accumulation Units outstanding, end of period ...............                15,304

------------------

(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


--------------------------------------------------------------------------------

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                      Year Ended
                                                                                 December 31,1999 (a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of  period.........................                $10.000
Accumulation Unit Value, end of period................................                $ 9.872
Number of Accumulation Units outstanding, end of period...............                 28,113

------------------

(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                      Year Ended
                                                                                 December 31, 1999 (b)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period .........................                 $10.000
Accumulation Unit Value, end of period ...............................                 $10.015
Number of Accumulation Units outstanding, end of period ..............                   4,391

------------------

(a) Neuberger Berman Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                      Year Ended
                                                                                 December 31, 1999(a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period...........................                $10.000
Accumulation Unit Value, end of period.................................                $10.259
Number of Accumulation Units outstanding, end of period................                 21,145

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                   Year Ended
                                                                              December 31, 1999(a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ...................                     $10.000
Accumulation Unit Value, end of period .........................                     $10.547
Number of Accumulation Units outstanding, end of period ........                      39,752

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                   Year Ended
                                                                              December 31, 1999(a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ...................                     $10.000
Accumulation Unit Value, end of period .........................                     $13.260
Number of Accumulation Units outstanding, end of period ........                      25,504

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999

--------------------------------------------------------------------------------

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                  Year Ended
                                                                             December 31, 1999(b)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ..................                     $10.000
Accumulation Unit Value, end of period ........................                    $  9.818
Number of Accumulation Units outstanding, end of period .......                      22,230

------------------
(a) Penn Series' Value Equity Fund Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------

PENN SERIES INDEX 500 FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                       Year Ended
                                                                                  December 31, 1999(b)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ...........................                $10.000
Accumulation Unit Value, end of period .................................                $11.907
Number of Accumulation Units outstanding, end of period ................                 72,842

------------------
(a) Fidelity Investments' Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period January 16,, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------

PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                        Year Ended
                                                                                   December 31, 1999(b)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ..............................                $10.000
Accumulation Unit Value, end of period ....................................                $10.601
Number of Accumulation Units outstanding, end of period ...................                 25,519

------------------
(a) Neuberger Berman Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------

PENN SERIES EMERGING GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                        Year Ended
                                                                                   December 31, 1999(a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ..............................                $10.000
Accumulation Unit Value, end of period ....................................                $28.356
Number of Accumulation Units outstanding, end of period ...................                 26,453

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(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

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PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                       Year Ended
                                                                                  December 31, 1999(b)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ...........................                 $10.000
Accumulation Unit Value, end of period .................................                 $ 9.747
Number of Accumulation Units outstanding, end of period ................                   1,759

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(a) Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

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PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                       Year Ended
                                                                                  December 31, 1999 (a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ...........................                $10.000
Accumulation Unit Value, end of period .................................                $14.079
Number of Accumulation Units outstanding, end of period ................                 45,321

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

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NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                      Year Ended
                                                                                 December 31, 1999 (a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period .........................                 $10.000
Accumulation Unit Value, end of period ...............................                 $13.279
Number of Accumulation Units outstanding, end of period...............                   1,560

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

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FIDELITY INVESTMENTS' EQUITY INCOME FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                       Year Ended
                                                                                 December 31, 1999 (a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ...........................                $10.000
Accumulation Unit Value, end of period .................................                $10.528
Number of Accumulation Units outstanding, end of period ................                 88,377

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

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FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                   Year Ended
                                                                              December 31, 1999(a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period....................                     $10.000
Accumulation Unit Value, end of period..........................                     $13.555
Number of Accumulation Units outstanding, end of period.........                      60,951

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

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FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                    Year Ended
                                                                               December 31, 1999(a)
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......................                    $10.000
Accumulation Unit Value, end of period.............................                    $10.975
Number of Accumulation Units outstanding, end of period............                     14,010

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

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MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                       Year Ended
                                                                                 December 31, 1999 (a)
---------------------------------------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period ...........................                $10.000
Accumulation Unit Value, end of period .................................                $18.913
Number of Accumulation Units outstanding, end of period ................                    572

------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

         As of the date of this prospectus, the Mid Cap Growth Fund subaccount had not yet commenced operations. Accordingly condensed financial information is not presented.

         The financial statements of the Separate Account for the year ended December 31, 1999 are included in the statement of additional information referred to on the cover page of this prospectus.


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THE PENN MUTUAL LIFE INSURANCE COMPANY

         The Penn Mutual Life Insurance Company. Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

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THE SEPARATE ACCOUNT

         Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

   The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

   The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

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Accumulation Units

         Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

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Voting Instructions

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Funds shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

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Investment Options in the Separate Account

The Separate Account currently has subaccounts that invest in the following
Funds:

Penn Series Funds, Inc.:

         Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         Limited Maturity Bond Fund -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         Growth Equity Fund -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         Large Cap Value Fund (formerly, "Value Equity Fund") -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be.

         Index 500 Fund -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

         Mid Cap Growth Fund -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         Mid Cap Value -- seeks to achieve growth of capital by investing primarily in U.S. companies with market medium capitalizations that are undervalued.

         Emerging Growth Fund -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         Small Cap Value Fund (formerly, "Small Capitalization Fund") -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. Putnam Investment Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub- adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Royce & Associates, Inc., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

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Neuberger Berman Advisers Management Trust:

         Balanced Portfolio -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

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Fidelity Investments' Variable Insurance Products Fund:

         Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Growth Portfolio -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

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Fidelity Investments' Variable Insurance Products Fund II:

         Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

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Morgan Stanley's The Universal Institutional Funds, Inc.:

         Emerging Markets Equity (International) Portfolio -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Asset Management, New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

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         Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Morgan Stanley's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and Statements of Additional Information.

Read the Prospectuses of these Funds before investing.

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THE FIXED INTEREST ACCOUNT

         Interests in the Company's general account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. Disclosure regarding the Fixed Interest Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

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THE CONTRACT

An individual variable and fixed annuity contract may be an attractive investment vehicle for many people. Our Contract allows you to invest in:

              the separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

              The Fixed Interest Account. The Fixed Interest Account is guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this Prospectus.

You decide, within Contract limits,

              how often you make a purchase payment and how much you invest;

              the Funds and/or Fixed Interest Account in which your purchase payments are invested;

              whether or not to transfer money among the available Funds and Fixed Interest Accounts;

              the type of annuity that we pay and who receives it;

              the Beneficiary or Beneficiaries to whom we pay death benefits;
              and

              the amount and frequency of withdrawals from the Contract Value.

Your Contract has

              an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

              an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

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How Do I Purchase a Contract?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment is $25,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

         The principal underwriter of the Contract is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

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What Types of Annuity Payments May I Choose?

         You may choose (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period your variable annuity may not be allocated to more than four subaccounts.

         Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

         Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         Other Information.  Unless you tell us otherwise:

              you will receive a life annuity with payments guaranteed for 10 years. Tax deferred annuities under Section 403(b) of the Code will receive a joint and survivor annuity.

              the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four subaccounts, the variable portion will be allocated to the Money Market Subaccount until you give us instructions to allocate to not more than four subaccounts.

              your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

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What Are the Death Benefits Under My Contract?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals and amounts transferred out. The Fixed Interest Account death benefit is the Fixed Interest Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         Enhanced Guaranteed Minimum Death Benefit. If the Annuitant is 75 years of age or less, you may purchase an enhanced guaranteed minimum death benefit as part of your Contract. The enhanced guaranteed minimum death benefit is paid in place of the Variable Account death benefit, if it is greater, and if the Annuitant dies before the Annuity Date and before age 90. We offer two different enhanced guaranteed minimum death benefits. You may purchase either, but only at the time you purchase your Contract.

         The guaranteed minimum death benefit - step-up: This is the highest Variable Account Value on the current and each of the prior Contract anniversary dates, adjusted as follows. For this purpose, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the Variable Account Value was decreased by transfers and withdrawals (including any deferred sales charge) after the anniversary date and before the next anniversary date.

         The guaranteed minimum death benefit - rising floor: This is the sum of all purchase payments allocated and transfers made to the Variable Account minus a reduction for any withdrawals or transfers made from the Variable Account (as described below) plus interest at 5%, calculated as follows. Interest is reflected for the periods amounts are held in the Variable Account, but not for any period after the Annuitant attains 80 years of age. If a withdraw or transfer is made from the Variable Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer.

         The enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account value from your contract. For information on the cost of enhanced guaranteed minimum death benefits, see What Charges Do I Pay? in this Prospectus.

         Choosing a Lump Sum or Annuity. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

              The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

              If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or Fixed Interest Account as directed by the Beneficiary).

              If the Beneficiary choose an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

              If an election is not made within one year of the date of death the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefit, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

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May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?

         Before the Annuity Date. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

              The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

              You may transfer amounts from the Fixed Interest Account only at the end of the interest period or within 25 days thereafter.

         After the Annuity Date. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

              The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

              Transfers are currently limited to the four subaccounts selected at the time of annuitization.

         General Rules. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office, and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers amount investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.

         Dollar Cost Averaging. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. You can have a fixed percentage of your purchase payments transferred monthly or quarterly from one account to other accounts to achieve dollar cost averaging. These transfers may be made only from one of the following accounts:
Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Interest Account. You may do this for up to 60 months or until you tell us to change or cancel the dollar cost averaging.

         Automatic Rebalancing. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

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May I Withdraw Any of My Money?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

              The minimum withdrawal is $500.

              You may take a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or the fixed interest account is at lest $250.

              If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest account.

         Systematic Withdrawals: If your Contract Value is at least $25,000, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge.

The total amount that you withdraw in a Contract Year cannot exceed 15% of total purchase payments, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(b) Withdrawals: There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

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Deferment of Payments and Transfers

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

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What Charges Do I Pay?

         The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you selects as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         Administration Charges:

         These charges reimburse us for administering the Contract and the Separate Account.

              We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

              We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         Mortality and Expense Risk Charge:

         We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover accumulation and variable annuity pay-out phases of the Contract.

         Contingent Deferred Sales Charge:

         This charge pay for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within one year of the effective date of payment. If applicable, the charge is 1% of the purchase payment withdrawn. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

         Free Withdrawals:

         One-Year Old Purchase Payments. You may withdraw any purchase payment that was made more than one year before the withdrawal without incurring a contingent deferred sales charge.

         Systematic Withdrawals of 15% of Purchase Payments. Once each Contract Year, you may request systematic withdrawals totaling 15% of purchase payments as of the date of the request. The free systematic withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first- out basis.

         Other Withdrawals:

         There is no contingent deferred sales charge imposed upon minimum distribution under qualified contracts that are required by the Code.

         Enhanced Guaranteed Minimum Death Benefit (Optional):

         If you purchase an Enhanced Guaranteed Minimum Death Benefit as part of your Contract, we will deduct a guaranteed minimum death benefit charge from the Variable Account Value. The charge is currently 0.20% of the average annual Variable Account Value, but may be raised to a maximum rate of 0.25% at the discretion of Penn Mutual. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

         Premium Taxes:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period, and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

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MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

--------------------------------------------------------------------------------

General Information

         You may allocate or transfer all or part of the amount credited to your Contract to the Fixed Interest Account. You will earn interest at a rate declared by us in the month in which you allocate or transfer money to the Fixed Interest Account. This rate of interest will apply for a 12-month period that begins on the 1st day of the calendar month in which your allocation is made. The annual interest rate will never be less than 3%.

         You may transfer money in the Fixed Interest Account to subaccounts of the Separate Account, subject to the fixed interest account provisions of your Contract. If you do not withdraw or reallocate money in the Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the Fixed Interest Account. In accordance with state law, we may defer a withdrawal or transfer from the fixed interest accounts for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

--------------------------------------------------------------------------------

Loans Under Section 403(b) Contracts

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charge on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you on your beneficiary as a withdrawal, death benefit or an annuity payment.

         Withdrawals and Death Benefits: You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         Annuity Payments: The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         Early Withdrawals: An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

              early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

              withdrawals made on or after age 59 1/2;

              on distributions made after death; and

              withdrawals attributable to total and permanent disability.

         Transfers: You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

         Separate Account Diversification: Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as a owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In 1984 the Treasury Department announced that it would provide guidance, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

         Qualified Plans: The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that we believe are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

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FINANCIAL STATEMENTS

         The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1999 for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS ...........................   B-2
  First Variable Annuity Payments ...................   B-2
  Subsequent Variable Annuity Payments ..............   B-2
  Annuity Units .....................................   B-2
  Value of Annuity Units ............................   B-2
  Net Investment Factor .............................   B-2
  Assumed Interest Rate .............................   B-3
  Valuation Period ..................................   B-3

PERFORMANCE DATA ....................................   B-4
  Average Annual Total Return .......................   B-4
  Average Rate of Change in Accumulation ............   B-8

ADMINISTRATIVE AND RECORDKEEPING SERVICES ...........   B-9

DISTRIBUTION OF CONTRACTS ...........................   B-9

CUSTODIAN ...........................................   B-9

INDEPENDENT AUDITORS ................................   B-9

LEGAL MATTERS .......................................   B-9

FINANCIAL STATEMENTS ................................   B-9

                                     PART B


                       Information Required in a Statement

                            of Additional Information

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2000
--------------------------------------------------------------------------------

COMMANDER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o  Telephone (800) 523-0650

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This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Commander Contracts dated May 1, 2000. The Contract is funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or you may call (800) 523-0602. Terms used in this statement of additional information have the same meaning as the Prospectus.
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Table of Contents

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VARIABLE ANNUITY PAYMENTS..................................................B-2
         First Variable Annuity Payments...................................B-2
         Subsequent Variable Annuity Payments..............................B-2
         Annuity Units.....................................................B-2
         Value of Annuity Units............................................B-2
         Net Investment Factor.............................................B-2
         Assumed Interest Rate.............................................B-3
         Valuation Period..................................................B-3
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PERFORMANCE DATA...........................................................B-4
         Average Annual Total Return.......................................B-4
         Annual Rate of Change in Accumulation Unit Values.................B-8
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ADMINISTRATIVE RECORDKEEPING SERVICES......................................B-9
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DISTRIBUTION OF CONTRACTS..................................................B-9
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CUSTODIAN..................................................................B-9
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INDEPENDENT AUDITORS.......................................................B-9
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LEGAL MATTERS..............................................................B-9
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FINANCIAL STATEMENTS.......................................................B-9
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VARIABLE ANNUITY PAYMENTS

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First Variable Annuity Payment

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

--------------------------------------------------------------------------------
Subsequent Variable Annuity Payments

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
Annuity Units

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
Value of Annuity Units

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

--------------------------------------------------------------------------------
Net Investment Factor

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

         plus
         ----

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex- dividend" date occurs in the valuation period.

         plus or minus
         -------------

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

Where (b) is:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period plus or minus
         -------------

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

Where (c) is:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

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Assumed Interest Rate

         Assumed annual interest rates of 3% and 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment on an annual basis is equal to the interest rate you have selected, annuity payments will be level.

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Valuation Period

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

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PERFORMANCE DATA

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Average Annual Total Return

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return and cumulative total return information based upon different hypothetical assumptions.

Table 1 Average Annual Total Return On $1000 Investment - Computed as Prescribed by the SEC

                                                                 Average Annual Total Return
                                                   --------------------------------------------------------
                                                                 From        Ten        Five          One
                                                              Inception     Years       Years        Year
                                                  Inception    Through      Ended       Ended        Ended
Fund (Manager)                                     Date*       12/31/99   12/31/99    12/31/99     12/31/99
--------------                                     ------      --------   --------    --------     --------
Quality Bond (a)................................  3/17/1987      5.95%      6.00%       6.58%       -1.63%
     (Independence Capital)
High Yield Bond (a).............................  8/6/1984       8.32%      8.68%       9.16%        2.56%
     (T. Rowe Price)
Flexibly Managed (a)............................  7/31/1984     12.69%      9.83%      11.60%        5.45%
     (T. Rowe Price)
Growth Equity (a)...............................  6/1/1983      14.88%     15.12%      27.56%       32.00%
     (Independence Capital)
Large Cap Value (a)(f)..........................  3/17/1987     11.10%     11.52%      16.70%       -2.42%
     (Putnam)
Emerging Growth Fund (a)........................  5/1/1997      85.13%       n/a         n/a       180.84%
     (RS Investment Management)
Small Cap Value Fund (a)(f).....................  5/1/1995       7.17%       n/a         n/a        -2.93%
     (Royce)
International Equity (a)........................  11/1/1992     16.57%       n/a       18.64%       43.44%
     (Vontobel)
Balanced Portfolio (b)..........................  5/3/1993      12.74%       n/a       16.97%       31.47%
     (Neuberger Berman)
Equity-Income Portfolio (c).....................  5/1/1995      15.28%       n/a         n/a         4.62%
     (Fidelity Investments)
Growth Portfolio (c)............................  5/1/1995      27.84%       n/a         n/a        35.29%
     (Fidelity Investments)
Asset Manager Portfolio (d).....................  5/1/1995      14.04%       n/a         n/a         9.31%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).....  5/1/1997       9.59%       n/a         n/a        91.88%
     (Morgan Stanley)

* Date the underlying fund was first offered through a subaccount of the Separate Account. Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 2 Average Annual Total Return On $1,000 Investment - Assuming No Contingent Deferred Sales Charge and Investment on Inception Date of the Underlying Fund


                                                                 Average Annual Total Return
                                                              From           Ten        Five          One
                                                  Inception  Inception      Years       Years        Year
                                                   Date**    Through        Ended       Ended        Ended
Fund (Manager)*                                              12/31/99     12/31/99    12/31/99     12/31/99
---------------                                              --------     --------    --------     --------
Quality Bond (a)................................  3/17/1987      5.99%       6.00%      6.58%       -1.63%
     (Independence Capital)
High Yield Bond (a).............................  8/6/1984       8.38%       8.68%      9.16%        2.56%
     (T. Rowe Price)
Flexibly Managed (a)............................  7/31/1984     12.75%      9.83%      11.60%        5.45%
     (T. Rowe Price)
Growth Equity (a)...............................  6/1/1983      14.94%     15.12%      27.56%       32.00%
     (Independence Capital)
Large Cap Value (a)(f)..........................  3/17/1987     11.13%     11.52%      16.70%       -2.42%
     (Putnam)
Emerging Growth Fund (a)........................  5/1/1997      85.13%       n/a         n/a       180.84%
     (RS Investment Management)
Small Cap Value Fund (a)(f).....................  3/1/1995       6.87%       n/a         n/a        -2.93%
     (Royce)
International Equity (a)........................  11/1/1992     16.57%       n/a       18.64%       43.44%
     (Vontobel)
Balanced Portfolio (b)..........................  2/28/1989     11.45%     10.90%      16.97%       31.47%
     (Neuberger Berman)
Equity-Income Portfolio (c).....................  10/9/1986     12.10%     12.73%      16.79%        4.62%
     (Fidelity Investments)
Growth Portfolio (c)............................  10/9/1986     17.02%     18.10%      27.76%       35.29%
     (Fidelity Investments)
Asset Manager Portfolio (d).....................  9/6/1989      11.06%     11.41%      13.83%        9.31%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).....  10/1/1996     10.21%       n/a         n/a        91.88%
     (Morgan Stanley)

* Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds had no assets. Accordingly, no performance information is presented.
**   Date underlying fund was established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 3 Average Annual Total Return On $10,000 Investment - Assuming No Contingent Deferred Sales Charge and Investment on the Inception Date of Underlying Fund


                                                                 Average Annual Total Return
                                                              From           Ten        Five          One
                                                  Inception  Inception      Years       Years        Year
                                                   Date**    Through        Ended       Ended        Ended
Fund (Manager)*                                              12/31/99     12/31/99    12/31/99     12/31/99
---------------                                              --------     --------    --------     --------
Quality Bond (a)................................  3/17/1987      6.11%      6.16%       6.76%       -1.41%
     (Independence Capital)
High Yield Bond (a).............................  8/6/1984       8.45%      8.83%       9.32%        2.77%
     (T. Rowe Price)
Flexibly Managed (a)............................  7/31/1984     12.79%      9.98%      11.75%        5.66%
     (T. Rowe Price)
Growth Equity (a)...............................  6/1/1983      14.99%     15.28%      27.70%       32.21%
     (Independence Capital)
Large Cap Value (a)(f)..........................  3/17/1987     11.23%     11.67%      16.84%       -2.21%
     (Putnam)
Emerging Growth Fund (a)........................  5/1/1997      85.29%       n/a         n/a       181.05%
     (RS Investment Management)
Small Cap Value Fund (a)(f).....................  3/1/1995       7.05%       n/a         n/a        -2.72%
     (Royce)
International Equity (a)........................  11/1/1992     16.74%       n/a       18.81%       43.65%
     (Vontobel)
Balanced Portfolio (b)..........................  2/28/1989     11.60%     11.06%      17.13%       31.68%
     (Neuberger Berman)
Equity-Income Portfolio (c).....................  10/9/1986     12.19%     12.87%      16.94%        4.83%
     (Fidelity Investments)
Growth Portfolio (c)............................  10/9/1986     17.10%     18.24%      27.90%       35.50%
     (Fidelity Investments)
Asset Manager Portfolio (d).....................  9/6/1989      11.21%     11.55%      13.99%        9.52%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).....  10/1/1996     10.52%       n/a         n/a        92.09%
     (Morgan Stanley)

* Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds had no assets. Accordingly, no performance information is presented.
**   Date underlying fund was established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

         Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The computation assumes that the contract charge is allocated equally across all available subaccounts by an average Contract Owner and that the Contract Value is of average size.

         Average annual rates of total return in Tables 2 and Table 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula: P(1+T) = FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the contract's contingent deferred sales charge of 1% for withdrawals made within one year of the purchase payment. The computation assumes that the contract charge is allocated equally across all available subaccounts by an average Contract Owner and the contract value is of average size. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund. The returns are based upon hypothetical assumptions which are not prescribed by the SEC.

         The performance information set forth above is for past performance of the Funds, assuming the subaccounts of the Separate Account had invested in the Funds from the date the underlying Fund was first available through a subaccount of the Separate Account of the date the underlying Fund was established. The performance information is not an indication or representation of future performance.


Annual Rate of Change in Accumulation Unit Values

Table 4    Annual Rate of Change in Accumulation Unit Values

         Table 4 shows the changes in values of accumulation units for each subaccount of the Separate Account for calendar year 1999. Accumulation unit values do not reflect the $40 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract.

                                                     Annual Rate of Change in
                                                     Accumulation Unit Values
                                                     ------------------------


Fund (Manager)*                                                  1999
---------------                                                  ----
Money Market (a)                                                 3.93%
         (Independence Capital)
Quality Bond (a)................................                -1.28%
         (Independence Capital)
High Yield Bond (a).............................                 2.59%
         (T. Rowe Price)
Flexibly Managed (a)............................                 5.47%
         (T. Rowe Price)
Growth Equity (a)...............................                32.60%
         (Independence Capital)
Large Cap Value (a)(f)..........................                -1.82%
         (Putnam)
Emerging Growth Fund (a)........................               183.56%
         (RS Investment Management)
Small Cap Value Fund (a)(f).....................                -2.53%
         (Royce)
International Equity (a)........................                40.79%
         (Vontobel)
Balanced Portfolio (b)..........................                32.79%
         (Neuberger Berman)
Equity-Income Portfolio (c).....................                 5.28%
         (Fidelity Investments)
Growth Portfolio (c)............................                35.55%
         (Fidelity Investments)
Asset Manager Portfolio (d).....................                 9.75%
         (Fidelity Investments)
Emerging Markets Equity (International) (e)....                 89.13%
         (Morgan Stanley)

* Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)      Penn Series Funds, Inc.
(b)      Neuberger Berman Advisers Management Trust
(c)      Variable Insurance Products Fund
(d)      Variable Insurance Products Fund II
(e)      The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.


         The performance information set forth above is for past performance of the Funds, assuming the subaccounts of the Separate Account had invested in the Funds from the date the underlying Fund was first available through a subaccount of the Separate Account or the date the underlying Fund was established. The performance information is not an indication or representation of future performance.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

         The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.


DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1999, Penn Mutual paid commissions of approximately $1,481 to HTK.

         The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 1% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.



CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.



INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Annuity Account III. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.


LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts. Their offices are located at 1701 Market Street, Philadelphia, PA.


FINANCIAL STATEMENTS

         The consolidated financial statements of the Penn Mutual Life Insurance Company and the financial statements of the subaccounts of the Separate Account at December 31, 1999 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------

                                                               Money           Quality        High Yield      Growth Equity
                                              Total         Market Fund+      Bond Fund+      Bond Fund+          Fund+
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares .....................                        43,365,446        3,652,548        4,580,843        5,382,378
Cost .................................   $1,056,134,961      $43,365,446      $37,570,637      $43,726,462     $113,636,714

Assets:
Investments at market value ..........   $1,508,564,510      $43,365,446      $37,986,495      $43,884,472     $222,884,272
Dividends receivable .................          190,633          190,633                -                -                -

Liabilities:
Due to (from) the Penn Mutual
  Life Insurance Company .............          703,552         (170,319)          20,257           23,334          147,785

                                         --------------      -----------      -----------      -----------     ------------
Net Assets ...........................   $1,508,051,591      $43,726,398      $37,966,238      $43,861,138     $222,736,487
                                         ==============      ===========      ===========      ===========     ============


----------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                               Money           Quality        High Yield      Growth Equity
                                              Total         Market Fund+      Bond Fund+      Bond Fund+          Fund+
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Investment Income:
Dividends ............................       $4,845,057       $1,677,012      $         -      $         -      $         -
Expense:
Mortality and expense risk charges ...       16,866,329          448,166          472,167          582,283        2,379,763
                                         --------------      -----------      -----------      -----------     ------------

Net investment income (loss) .........      (12,021,272)       1,228,846         (472,167)        (582,283)      (2,379,763)
                                         --------------      -----------      -----------      -----------     ------------

Realized and Unrealized Gains
     (Losses) on Investments:
Realized gains (losses) from
     redemption of fund shares .......        4,022,204                -           (8,658)         124,263          530,746
Capital gains distributions ..........       14,634,220                -                -                -                -
                                         --------------      -----------      -----------      -----------     ------------

Net realized gains (losses)
     from investment transactions ....       18,656,424                -           (8,658)         124,263          530,746

Net change in unrealized
     appreciation/depreciation
     of investments ..................      225,948,976                -            3,987        1,804,756       56,280,956
                                         --------------      -----------      -----------      -----------     ------------

Net realized and unrealized
     gains (losses) on investments ...      244,605,400                -           (4,671)       1,929,019       56,811,702
                                         --------------      -----------      -----------      -----------     ------------

Net increase (decrease) in net
     assets resulting from
     operations ......................     $232,584,128      $ 1,228,846       $ (476,838)     $ 1,346,736     $ 54,431,939
                                         ==============      ===========      ===========      ===========     ============



+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

[RESTUBBED


---------------------------------------------------------------------------------------------------------------------------
                                                            Flexibly                            Small          Emerging
                                         Value Equity        Managed       International    Capitalization       Growth
                                             Fund+            Fund+         Equity Fund+        Fund+            Fund+
                                        ---------------  ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares .....................       8,163,794       15,061,156        4,215,892        1,473,494        1,889,241
Cost .................................    $112,901,895     $239,046,567      $57,138,477      $19,123,749      $41,375,702

Assets:
Investments at market value ..........    $181,317,878     $295,499,892      $112,901,582     $18,624,956      $93,857,465
Dividends receivable .................               -                -                 -               -                -

Liabilities:
Due to (from) the Penn Mutual
  Life Insurance Company .............          96,971          159,036            73,394          10,546           66,652

                                          ------------     ------------      ------------     -----------      -----------
Net Assets ...........................    $181,220,907     $295,340,856      $112,828,188     $18,614,410      $93,790,813
                                          ============     ============      ============     ===========      ===========


--------------------------------------------------------------------------------------------------------------------------


                                                            Flexibly                            Small          Emerging
                                         Value Equity        Managed       International    Capitalization       Growth
                                             Fund+            Fund+         Equity Fund+        Fund+            Fund+
                                         --------------  ---------------  ---------------  ---------------  ---------------
Investment Income:
Dividends                                  $         -      $         -      $         -      $         -      $         -
Expense:
Mortality and expense risk charges ...       2,477,020        3,924,484        1,129,230          223,952          570,399
                                          ------------     ------------      ------------     -----------      -----------

Net investment income (loss) .........      (2,477,020)      (3,924,484)      (1,129,230)        (223,952)        (570,399)
                                          ------------     ------------      ------------     -----------      -----------

Realized and Unrealized Gains
     (Losses) on Investments:
Realized gains (losses) from
     redemption of fund shares .......         889,798          757,206        1,418,907         (209,337)          62,845
Capital gains distributions ..........               -                -                -                -                -
                                          ------------     ------------      ------------     -----------      -----------

Net realized gains (losses)
     from investment transactions ....         889,798          757,206        1,418,907         (209,337)          62,845

Net change in unrealized
     appreciation/depreciation
     of investments ..................      (2,352,948)      20,809,174       34,686,729          (80,199)      50,119,776
                                          ------------     ------------      ------------     -----------      -----------

Net realized and unrealized
     gains (losses) on investments ...      (1,463,150)      21,566,380       36,105,636         (289,536)      50,182,621
                                          ------------     ------------      ------------     -----------      -----------

Net increase (decrease) in net
     assets resulting from
     operations ......................     $(3,940,170)    $ 17,641,896     $ 34,976,406       $ (513,488)    $ 49,612,222
                                          ============     ============      ============     ===========      ===========


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                                                  Limited
                                                              Balanced         Maturity Bond         Partners
                                                            Portfolio++         Portfolio++         Portfolio++
                                                           ------------        ------------        ------------
Investment in Common Stock
Number of Shares ..................................           1,523,587             491,386           1,335,442
Cost ..............................................        $ 23,474,293        $  6,965,240        $ 26,216,021

Assets:
Investments at market value .......................        $ 31,827,712        $  6,505,950        $ 26,228,078
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              22,432               3,587              13,410

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 31,805,280        $  6,502,363        $ 26,214,668
                                                           ============        ============        ============



--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                                                  Limited
                                                              Balanced         Maturity Bond         Partners
                                                            Portfolio++         Portfolio++         Portfolio++
                                                           ------------        ------------        ------------
Investment Income:
Dividends ........................................        $    429,804        $    348,661         $    268,107
Expense:
Mortality and expense risk charges ...............             337,705              83,191              301,943
                                                          ------------        ------------         ------------

Net investment income (loss) .....................              92,099             265,470              (33,836
                                                          ------------        ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................             243,656               4,918              (80,300
Capital gains distributions ......................             636,748                --                466,273
                                                          ------------        ------------         ------------

Net realized gains (losses) from investment
     transactions ................................             880,404               4,918              385,973
Net change in unrealized appreciation/depreciation
     of investments ..............................           6,821,258            (251,365)             882,040
                                                          ------------        ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................           7,701,662            (246,447)           1,268,013
                                                          ------------        ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................        $  7,793,761        $     19,023         $  1,234,177
                                                          ============        ============         ============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                              Capital
                                                           Appreciation        Equity Income          Growth
                                                           Portfolio+++        Portfolio++++       Portfolio++++
                                                           ------------        -------------       -------------
Investment in Common Stock
Number of Shares ..................................           1,230,995           3,122,147           3,059,029
Cost ..............................................        $ 11,489,792        $ 65,554,119        $110,317,173

Assets:
Investments at market value .......................        $ 18,267,967        $ 80,270,405        $168,032,483
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              13,379              42,636             104,303

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 18,254,588        $ 80,227,769        $167,928,180
                                                           ============        ============        ============



--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                             Capital
                                                          Appreciation        Equity Income          Growth
                                                          Portfolio+++        Portfolio++++       Portfolio++++
                                                          ------------        -------------       -------------
Investment Income:
Dividends ........................................         $       --           $  1,074,391         $    163,364
Expense:
Mortality and expense risk charges ...............              182,384              965,521            1,612,474
                                                           ------------         ------------         ------------

Net investment income (loss) .....................             (182,384)             108,870           (1,449,110)
                                                           ------------         ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................              240,140              (44,049)              87,967
Capital gains distributions ......................                 --              2,374,969           10,271,514
                                                           ------------         ------------         ------------

Net realized gains (losses) from investment
     transactions ................................              240,140            2,330,920           10,359,481
Net change in unrealized appreciation/depreciation
     of investments ..............................            7,212,430              977,298           31,824,227
                                                           ------------         ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................            7,452,570            3,308,218           42,183,708
                                                           ------------         ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................         $  7,270,186         $  3,417,088         $ 40,734,598
                                                           ============         ============         ============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                                                                     Emerging
                                                           Asset Manager         Index 500        Markets Equity
                                                           Portfolio++++       Portfolio++++      Portfolio+++++
                                                           -------------       -------------      --------------
Investment in Common Stock
Number of Shares ..................................           1,360,596             552,959             656,819
Cost ..............................................        $ 22,601,629        $ 74,984,601        $  6,646,444

Assets:
Investments at market value .......................        $ 25,402,339        $ 92,570,771        $  9,136,347
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              14,342              55,672               6,135

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 25,387,997        $ 92,515,099        $  9,130,212
                                                           ============        ============        ============

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                                                                    Emerging
                                                          Asset Manager         Index 500        Markets Equity
                                                          Portfolio++++       Portfolio++++      Portfolio+++++
                                                          -------------       -------------      --------------
Investment Income:
Dividends ........................................            $    485,862         $    396,849         $      1,007
Expense:
Mortality and expense risk charges ...............                 271,581              839,364               64,702
                                                              ------------         ------------         ------------

Net investment income (loss) .....................                 214,281             (442,515)             (63,695)
                                                              ------------         ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................                 (63,119)             (42,703)             109,924
Capital gains distributions ......................                 615,425              269,291                 --
                                                              ------------         ------------         ------------

Net realized gains (losses) from investment
     transactions ................................                 552,306              226,588              109,924
Net change in unrealized appreciation/depreciation
     of investments ..............................               1,327,645           12,114,229            3,768,983
                                                              ------------         ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................               1,879,951           12,340,817            3,878,907
                                                              ------------         ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................            $  2,094,232         $ 11,898,302         $  3,815,212
                                                              ============         ============         ============

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                 Total                                 Money Market Fund+
                                              --------------------------------------------  ---------------------------------------
                                                         1999                   1998                  1999                1998
                                              --------------------   ---------------------  -------------------  ------------------
Operations:
     Net investment income (loss) ..........         ($12,021,272)             $7,745,242           $1,228,846            $863,429
     Net realized gains (losses) from
          investment transactions ..........           18,656,424              91,124,673                    -                   -
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          225,948,976              31,850,409                    -                   -
                                              --------------------   ---------------------  -------------------  ------------------
Net increase (decrease) in net assets
          resulting from operations ........          232,584,128             130,720,324            1,228,846             863,429
                                              --------------------   ---------------------  -------------------  ------------------

Variable Annuity Activities:
     Purchase payments .....................          574,203,492             300,859,955          121,832,838          43,970,396
     Surrender benefits ....................         (118,977,195)            (86,895,748)         (11,197,551)         (6,521,246)
     Net Transfers .........................         (385,402,907)           (144,859,060)         (96,586,146)        (30,458,666)
     Death Benefits ........................           (5,743,417)             (5,130,027)            (220,239)           (146,334)
     Contract administration charges .......           (1,019,724)               (960,359)             (18,923)            (15,517)
     Deferred sales charges ................           (1,712,520)             (1,159,997)            (185,645)            (62,744)
     Annuity benefits ......................           (9,193,907)             (6,283,330)            (494,203)           (158,174)
                                              --------------------   ---------------------  -------------------  ------------------
Net increase in net assets resulting
     from variable annuity activities ......           52,153,822              55,571,434           13,130,131           6,607,715
                                              --------------------   ---------------------  -------------------  ------------------
     Total increase (decrease)
          in net assets ....................          284,737,950             186,291,758           14,358,977           7,471,144
Net Assets:
  Beginning of year ........................        1,223,313,641           1,037,021,883           29,367,421          21,896,277
                                              --------------------   ---------------------  -------------------  ------------------
  End of year ..............................       $1,508,051,591          $1,223,313,641          $43,726,398         $29,367,421
                                              ====================   =====================  ===================  ==================


                                                         High Yield Bond Fund+                       Growth Equity Fund+
                                              --------------------------------------------  ---------------------------------------
                                                         1999                   1998                  1999                1998
                                              --------------------   ---------------------  -------------------  ------------------
Operations:
     Net investment income (loss) ..........            ($582,283)             $3,015,764          ($2,379,763)        ($1,642,786)
     Net realized gains (losses) from
          investment transactions ..........              124,263                  (3,290)             530,746          17,312,420
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................            1,804,756              (1,514,889)          56,280,956          29,742,092
                                              --------------------   ---------------------  -------------------  ------------------
Net increase (decrease) in net assets
          resulting from operations ........            1,346,736               1,497,585           54,431,939          45,411,726
                                              --------------------   ---------------------  -------------------  ------------------

Variable Annuity Activities:
     Purchase payments .....................           12,170,588              11,805,678           45,856,043          19,386,206
     Surrender benefits ....................           (3,539,725)             (3,764,322)         (17,409,478)        (11,279,745)
     Net Transfers .........................          (10,743,367)             (5,718,830)         (19,004,434)         (8,257,183)
     Death Benefits ........................              (92,686)               (216,584)            (370,498)           (520,878)
     Contract administration charges .......              (31,629)                (33,874)            (129,646)           (117,047)
     Deferred sales charges ................              (45,494)                (42,634)            (156,475)           (106,395)
     Annuity benefits ......................             (521,630)               (451,818)            (745,465)           (410,717)
                                              --------------------   ---------------------  -------------------  ------------------
Net increase in net assets resulting
     from variable annuity activities ......           (2,803,943)              1,577,616            8,040,047          (1,305,759)
                                              --------------------   ---------------------  -------------------  ------------------
     Total increase (decrease)
          in net assets ....................           (1,457,207)              3,075,201           62,471,986          44,105,967
Net Assets:
  Beginning of year ........................           45,318,345              42,243,144          160,264,501         116,158,534
                                              --------------------   ---------------------  -------------------  ------------------
  End of year ..............................          $43,861,138             $45,318,345         $222,736,487        $160,264,501
                                              ====================   =====================  ===================  ==================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

[RESTUBBED]


                                                         Quality Bond Fund+                      Flexibly Managed Fund+
                                              ---------------------------------------  -----------------------------------------
                                                       1999                 1998                 1999                  1998
                                              -------------------  ------------------  -------------------   -------------------
Operations:
     Net investment income (loss) ..........           ($472,167)         $1,240,623          ($3,924,484)           $5,296,053
     Net realized gains (losses) from
          investment transactions ..........              (8,658)          1,083,848              757,206            34,924,818
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................               3,987             469,323           20,809,174           (24,572,191)
                                              -------------------  ------------------  -------------------   -------------------
Net increase (decrease) in net assets
          resulting from operations ........            (476,838)          2,793,794           17,641,896            15,648,680
                                              -------------------  ------------------  -------------------   -------------------

Variable Annuity Activities:
     Purchase payments .....................          12,756,541          12,828,873           36,447,765            51,119,838
     Surrender benefits ....................          (3,355,904)         (2,749,714)         (28,871,142)          (24,701,353)
     Net Transfers .........................          (6,819,329)         (5,801,159)         (64,501,255)          (33,470,654)
     Death Benefits ........................            (320,089)           (323,546)          (1,848,244)           (1,865,231)
     Contract administration charges .......             (24,084)            (23,415)            (265,216)             (297,618)
     Deferred sales charges ................             (45,635)            (40,919)            (403,427)             (314,220)
     Annuity benefits ......................            (464,887)           (310,029)          (2,777,506)           (2,389,329)
                                              -------------------  ------------------  -------------------   -------------------
Net increase in net assets resulting
     from variable annuity activities ......           1,726,613           3,580,091          (62,219,025)          (11,918,567)
                                              -------------------  ------------------  -------------------   -------------------
     Total increase (decrease)
          in net assets ....................           1,249,775           6,373,885          (44,577,129)            3,730,113
Net Assets:
  Beginning of year ........................          36,716,463          30,342,578          339,917,985           336,187,872
                                              -------------------  ------------------  -------------------   -------------------
  End of year ..............................         $37,966,238         $36,716,463         $295,340,856          $339,917,985
                                              ===================  ==================  ===================   ===================


                                                        Value Equity Fund+                       Emerging Growth Fund+
                                              ---------------------------------------  ------------------------------------------
                                                       1999                 1998                 1999                  1998
                                              -------------------  ------------------  -------------------   -------------------
Operations:
     Net investment income (loss) ..........         ($2,477,020)           ($35,478)           ($570,399)            ($115,686)
     Net realized gains (losses) from
          investment transactions ..........             889,798          17,469,266               62,845               (18,156)
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          (2,352,948)         (1,405,794)          50,119,776             2,702,071
                                              -------------------  ------------------  -------------------   -------------------
Net increase (decrease) in net assets
          resulting from operations ........          (3,940,170)         16,027,994           49,612,222             2,568,229
                                              -------------------  ------------------  -------------------   -------------------

Variable Annuity Activities:
     Purchase payments .....................          26,170,266          31,610,352           43,166,695             9,803,496
     Surrender benefits ....................         (18,289,385)        (16,621,269)          (2,242,458)             (303,992)
     Net Transfers .........................         (37,271,848)        (17,458,000)         (10,898,712)           (1,828,444)
     Death Benefits ........................            (894,529)           (864,575)            (107,642)               (8,772)
     Contract administration charges .......            (148,072)           (161,845)             (25,721)               (7,172)
     Deferred sales charges ................            (213,107)           (185,128)             (64,122)               (6,090)
     Annuity benefits ......................          (1,269,558)         (1,052,517)            (103,794)              (17,597)
                                              -------------------  ------------------  -------------------   -------------------
Net increase in net assets resulting
     from variable annuity activities ......         (31,916,233)         (4,732,982)          29,724,246             7,631,429
                                              -------------------  ------------------  -------------------   -------------------
     Total increase (decrease)
          in net assets ....................         (35,856,403)         11,295,012           79,336,468            10,199,658
Net Assets:
  Beginning of year ........................         217,077,310         205,782,298           14,454,345             4,254,687
                                              -------------------  ------------------  -------------------   -------------------
  End of year ..............................        $181,220,907        $217,077,310          $93,790,813           $14,454,345
                                              ===================  ==================  ===================   ===================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


[RESTUBBED]

                                                                                                      Small
                                                     International Equity Fund+                 Capitalization Fund +
                                              ---------------------------------------  --------------------------------------
                                                        1999                1998                1999                1998
                                              -------------------   -----------------  -----------------   ------------------
Operations:
     Net investment income (loss) ..........         ($1,129,230)          ($252,490)         ($223,952)           ($113,975)
     Net realized gains (losses) from
          investment transactions ..........           1,418,907           3,185,505           (209,337)             233,245
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          34,686,729           9,485,903            (80,199)          (2,387,287)
                                              -------------------   -----------------  -----------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........          34,976,406          12,418,918           (513,488)          (2,268,017)
                                              -------------------   -----------------  -----------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          51,502,135          10,523,913          6,536,071            7,163,274
     Surrender benefits ....................          (6,872,196)         (5,911,352)        (1,191,638)          (1,305,281)
     Net Transfers .........................         (47,349,992)        (10,270,675)        (4,851,905)          (2,355,711)
     Death Benefits ........................            (327,860)           (272,835)           (49,326)             (46,045)
     Contract administration charges .......             (70,048)            (73,241)           (17,181)             (17,860)
     Deferred sales charges ................            (100,631)            (92,237)           (26,858)             (24,968)
     Annuity benefits ......................            (431,841)           (309,264)           (86,613)             (51,104)
                                              -------------------   -----------------  -----------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          (3,650,433)         (6,405,691)           312,550            3,362,305
                                              -------------------   -----------------  -----------------   ------------------
     Total increase (decrease)
          in net assets ....................          31,325,973           6,013,227           (200,938)           1,094,288
Net Assets:
  Beginning of year ........................          81,502,215          75,488,988         18,815,348           17,721,060
                                              -------------------   -----------------  -----------------   ------------------
  End of year ..............................        $112,828,188         $81,502,215        $18,614,410          $18,815,348
                                              ===================   =================  =================   ==================

                                                                                                 Limited Maturity
                                                       Balanced Portfolio++                      Bond Portfolio++
                                              ---------------------------------------  --------------------------------------
                                                        1999                1998                1999                1998
                                              -------------------   -----------------  -----------------   ------------------
Operations:
     Net investment income (loss) ..........             $92,099            $234,654           $265,470             $267,463
     Net realized gains (losses) from
          investment transactions ..........             880,404           3,711,455             $4,918                4,432
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................           6,821,258          (1,522,453)          (251,365)             (90,968)
                                              -------------------   -----------------  -----------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........           7,793,761           2,423,656             19,023              180,927
                                              -------------------   -----------------  -----------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................           4,661,798           4,708,127         13,051,511            2,811,758
     Surrender benefits ....................          (1,972,767)         (1,459,064)        (1,963,467)            (579,485)
     Net Transfers .........................          (3,913,423)         (2,543,550)       (10,599,182)          (1,594,229)
     Death Benefits ........................            (163,231)            (90,973)          (153,870)             (37,669)
     Contract administration charges .......             (19,388)            (20,547)            (4,309)              (4,237)
     Deferred sales charges ................             (37,246)            (33,142)           (21,946)              (8,272)
     Annuity benefits ......................            (183,276)           (145,035)           (97,230)             (58,661)
                                              -------------------   -----------------  -----------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          (1,627,533)            415,816            211,507              529,205
                                              -------------------   -----------------  -----------------   ------------------
     Total increase (decrease)
          in net assets ....................           6,166,228           2,839,472            230,530              710,132
Net Assets:
  Beginning of year ........................          25,639,052          22,799,580          6,271,833            5,561,701
                                              -------------------   -----------------  -----------------   ------------------
  End of year ..............................         $31,805,280         $25,639,052         $6,502,363           $6,271,833
                                              ===================   =================  =================   ==================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


[RESTUBBED]

                                                              Partners
                                                             Portfolio++
                                               ---------------------------------------
                                                        1998                 1998
                                               ------------------   ------------------
Operations:
     Net investment income (loss) ..........            ($33,836)           ($159,944)
     Net realized gains (losses) from
          investment transactions ..........             385,973             1,314,554
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................             882,040            (1,132,139)
                                               ------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........           1,234,177                22,471
                                               ------------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          10,660,075           16,825,601
     Surrender benefits ....................          (1,352,491)            (636,970)
     Net Transfers .........................          (6,059,956)          (2,421,858)
     Death Benefits ........................             (87,737)             (37,624)
     Contract administration charges .......             (18,477)             (10,943)
     Deferred sales charges ................             (28,727)             (10,334)
     Annuity benefits ......................             (62,682)             (58,006)
                                               ------------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......           3,050,005           13,649,866
                                               ------------------   ------------------
     Total increase (decrease)
          in net assets ....................           4,284,182           13,672,337
Net Assets:
  Beginning of year ........................          21,930,486            8,258,149
                                               ------------------   ------------------
  End of year ..............................         $26,214,668          $21,930,486
                                               ==================   ==================

                                                                Growth
                                                            Portfolio++++
                                               ------------------   ------------------
                                                        1998                 1998
                                               ------------------   ------------------
Operations:
     Net investment income (loss) ..........         ($1,449,110)           ($599,120)
     Net realized gains (losses) from
          investment transactions ..........          10,359,481            7,095,378
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          31,824,227           15,492,226
                                               ------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........          40,734,598           21,988,484
                                               ------------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          76,915,718           23,254,838
     Surrender benefits ....................          (8,149,247)          (4,004,288)
     Net Transfers .........................         (27,789,707)          (6,920,426)
     Death Benefits ........................            (444,998)            (261,573)
     Contract administration charges .......            (101,515)             (71,268)
     Deferred sales charges ................            (155,211)             (99,279)
     Annuity benefits ......................            (624,908)            (245,272)
                                               ------------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          39,650,132           11,652,732
                                               ------------------   ------------------
     Total increase (decrease)
          in net assets ....................          80,384,730           33,641,216
Net Assets:
  Beginning of year ........................          87,543,450           53,902,234
                                               ------------------   ------------------
  End of year ..............................        $167,928,180          $87,543,450
                                               ==================   ==================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                     Capital Appreciation              Equity Income
                                                         Portfolio+++                  Portfolio++++
                                                ----------------------------    ----------------------------
                                                    1999            1998            1999            1998
                                                ------------    ------------    ------------    ------------
Operations:
     Net investment income (loss) ...........   ($   182,384)   ($   200,676)   $    108,870    ($    19,238)
     Net realized gains (losses) from
          investment transactions ...........        240,140         890,697       2,330,920       2,808,808
     Net change in unrealized appreciation/
          depreciation of investments .......      7,212,430      (1,315,911)        977,298       3,216,502
                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      7,270,186        (625,890)      3,417,088       6,006,072
                                                ------------    ------------    ------------    ------------

Variable Annuity Activities:
     Purchase payments ......................      2,923,082       1,967,452      22,934,408      19,104,376
     Surrender benefits .....................     (1,533,308)     (1,284,123)     (6,015,583)     (4,228,476)
     Net Transfers ..........................     (4,358,209)     (5,680,990)    (10,733,426)     (5,399,857)
     Death Benefits .........................       (102,465)        (24,305)       (270,605)       (297,915)
     Contract administration charges ........        (16,308)        (20,497)        (61,920)        (55,951)
     Deferred sales charges .................        (30,459)        (31,644)       (110,931)        (72,716)
     Annuity benefits .......................        (44,249)        (41,725)       (624,431)       (427,304)
                                                ------------    ------------    ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......     (3,161,916)     (5,115,832)      5,117,512       8,622,157
                                                ------------    ------------    ------------    ------------
     Total increase (decrease)  in net assets      4,108,270      (5,741,722)      8,534,600      14,628,229
Net Assets:
  Beginning of year .........................     14,146,318      19,888,040      71,693,169      57,064,940
                                                ------------    ------------    ------------    ------------
  End of year ...............................   $ 18,254,588    $ 14,146,318    $ 80,227,769    $ 71,693,169
                                                ============    ============    ============    ============

[TABLE RESTUBBED]

                                                      Emerging Markets
                                                       Portfolio+++++
                                                ----------------------------
                                                    1999            1998
                                                ------------    ------------
Operations:
     Net investment income (loss) ...........   ($    63,695)   ($    15,078)
     Net realized gains (losses) from
          investment transactions ...........        109,924          (5,906)
     Net change in unrealized appreciation/
          depreciation of investments .......      3,768,983        (739,423)
                                                ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      3,815,212        (760,407)
                                                ------------    ------------

Variable Annuity Activities:
     Purchase payments ......................     13,056,491       1,809,338
     Surrender benefits .....................       (425,250)        (68,993)
     Net Transfers ..........................    (10,018,072)       (465,249)
     Death Benefits .........................           (360)            (20)
     Contract administration charges ........         (4,512)         (2,619)
     Deferred sales charges .................         (8,889)         (1,973)
     Annuity benefits .......................        (15,449)         (4,738)
                                                ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......      2,583,959       1,265,746
                                                ------------    ------------
     Total increase (decrease)  in net assets      6,399,171         505,339
Net Assets:
  Beginning of year .........................      2,731,041       2,225,702
                                                ------------    ------------
  End of year ...............................   $  9,130,212    $  2,731,041
                                                ============    ============

                                                         Asset Manager                   Index 500
                                                         Portfolio++++                 Portfolio++++
                                                ----------------------------    ----------------------------
                                                    1999            1998            1999            1998
                                                ------------    ------------    ------------    ------------
Operations:
     Net investment income (loss) ...........   $    214,281    $    143,729    ($   442,515)   ($   162,002)
     Net realized gains (losses) from
          investment transactions ...........        552,306         835,643         226,588         281,956
     Net change in unrealized appreciation/
          depreciation of investments .......      1,327,645         416,857      12,114,229       5,006,490
                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      2,094,232       1,396,229      11,898,302       5,126,444
                                                ------------    ------------    ------------    ------------
Variable Annuity Activities:

     Purchase payments ......................     15,081,833       5,224,201      58,479,634      26,942,238
     Surrender benefits .....................     (1,169,535)       (557,255)     (3,426,070)       (918,820)
     Net Transfers ..........................     (3,970,374)       (891,784)     (9,933,570)     (3,321,795)
     Death Benefits .........................        (13,421)        (46,723)       (275,617)        (68,425)
     Contract administration charges ........        (14,367)        (10,316)        (48,408)        (16,392)
     Deferred sales charges .................        (16,481)        (13,295)        (61,236)        (14,007)
     Annuity benefits .......................       (301,534)        (92,217)       (344,651)        (59,823)
                                                ------------    ------------    ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......      9,596,121       3,612,611      44,390,082      22,542,976
                                                ------------    ------------    ------------    ------------
     Total increase (decrease)  in net assets     11,690,353       5,008,840      56,288,384      27,669,420
Net Assets:
  Beginning of year .........................     13,697,644       8,688,804      36,226,715       8,557,295
                                                ------------    ------------    ------------    ------------
  End of year ...............................   $ 25,387,997    $ 13,697,644    $ 92,515,099    $ 36,226,715
                                                ============    ============    ============    ============

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------

Notes to Financial Statements

December 31, 1999

Note 1.  Significant Accounting Policies
         The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

         General - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and contract transactions during 1999 and 1998. Actual results could differ from those estimates.

         Investments - Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

         The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Note 2.  Purchases and Sales of Investments

         The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                                     Purchases           Sales
                                                     ---------           -----
Money Market Fund ................................  $93,075,237      $78,935,799
Quality Bond Fund ................................    9,065,818        7,802,883
High Yield Bond Fund .............................    7,362,642       10,741,430
Growth Equity Fund ...............................   26,374,757       20,633,519
Value Equity Fund ................................    6,687,202       41,064,418
Flexibly Managed Fund ............................    9,271,795       75,378,500
Small Capitalization Fund ........................    3,855,827        3,763,109
International Equity Fund ........................   41,048,208       45,784,642
Emerging Growth Fund .............................   34,912,414        5,698,064
Limited Maturity Bond Portfolio ..................   12,895,202       12,416,743
Balanced Portfolio ...............................    3,892,676        4,778,473
Partners Portfolio ...............................    7,746,775        4,258,908
Capital Appreciation Portfolio ...................    1,261,520        4,598,331
Equity Income Portfolio ..........................   16,989,451        9,373,391
Growth Portfolio .................................   70,264,693       21,721,619
Asset Manager Portfolio ..........................   17,243,893        6,808,640
Index 500 Portfolio ..............................   48,656,560        4,397,908
Emerging Markets Equity Portfolio ................   11,920,803        9,395,423

Note 3.  Contract Charges

         Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the of average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

         If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

Note 4.  Unit Values

         As of December 31, 1999, the accumulation units and accumulation unit values are as follows:

Variable Annuity Contracts:                         Accumulation    Accumulation
                                                        Units        Unit Value
                                                    ------------    ------------
Money Market Fund
  Commander                                             15,304         $10.39
  Diversifier II                                     1,669,670         $20.95
  Pennant Select                                       826,316         $10.32

Quality Bond Fund
  Commander                                             28,113          $9.87
  Diversifier II                                     1,612,651         $21.77
  Pennant Select                                       261,461          $9.88

High Yield Bond Fund
  Commander                                             21,145         $10.26
  Diversifier II                                     1,176,269         $35.67
  Pennant Select                                       164,772         $10.26

Growth Equity Fund
  Commander                                             25,504         $13.26
  Diversifier II - Qualified                         1,772,202         $89.41
  Diversifier II -                                     665,530         $88.68
  Pennant Select                                       371,063         $13.27

Value Equity Fund
  Commander                                             22,230          $9.82
  Diversifier II                                     4,407,110         $40.33
  Pennant Select                                       332,695          $9.82

Flexibly Managed Fund
  Commander                                             39,752         $10.55
  Diversifier II                                     4,634,490         $62.40
  Pennant Select                                       544,267         $10.55

Small Capitalization Fund
  Commander                                              1,759          $9.75
  Diversifier II                                     1,249,298         $14.03
  Pennant Select                                       109,420          $9.75

International Equity Fund
  Commander                                             45,321         $14.08
  Diversifier II                                     3,579,323         $30.68

Emerging Growth Fund
  Commander                                             26,453         $28.36
  Diversifier II                                     1,645,175         $52.08
  Pennant Select                                       259,172         $28.37

Variable Annuity Contracts:                         Accumulation    Accumulation
                                                        Units        Unit Value
                                                    ------------    ------------
Limited Maturity Bond Portfolio
  Commander                                              4,391         $10.02
  Diversifier II                                       473,183         $12.34
  Pennant Select                                        61,833         $10.02

Balanced Portfolio
  Commander                                              1,560         $13.28
  Diversifier II                                     1,348,416         $22.72
  Pennant Select                                        86,030         $13.29

Partners Portfolio
  Commander                                             25,519         $10.60
  Diversifier II                                     1,787,163         $13.54
  Pennant Select                                       163,977         $10.61

Capital Appreciation Portfolio
  Diversifier II                                       916,231         $19.92

Equity Income Portfolio
  Commander                                             88,377         $10.53
  Diversifier II                                     3,820,785         $19.70
  Pennant Select                                       381,000         $10.53

Growth Portfolio
  Commander                                             60,951         $13.55
  Diversifier II                                     4,955,849         $31.92
  Pennant Select                                       656,284         $13.56

Asset Manager Portfolio
  Commander                                             14,010         $10.97
  Diversifier II                                     1,290,362         $18.75
  Pennant Select                                        94,897         $10.98

Index 500 Portfolio
  Commander                                             72,842         $11.91
  Diversifier II                                     4,389,976         $18.34
  Pennant Select                                       933,121         $11.91

Emerging Markets Equity
  Commander                                                572         $18.91
  Diversifier II                                       649,652         $13.00
  Pennant Select                                        35,779         $18.92

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, International Equity Fund, Small Capitalization Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Annuity Account III at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets
================================================================================

As of December 31,                                      1999             1998
--------------------------------------------------------------------------------
(in thousands)

ASSETS

Debt securities, at fair value                    $  4,733,261      $  5,500,924
Equity securities, at fair value                         3,949             4,161
Mortgage loans on real estate                           27,115            38,828
Real estate, net of accumulated depreciation            15,461            15,791
Policy loans                                           642,420           638,376
Short-term investments                                   6,934             1,024
Other invested assets                                  137,766            98,571
                                                  ------------      ------------
    Total investments                                5,566,906         6,297,675

Cash and cash equivalents                               37,481            24,468
Investment income due and accrued                       89,254           104,208
Deferred acquisition costs                             549,573           399,742
Amounts recoverable from reinsurers                    220,847            69,583
Broker/dealer receivables                            1,143,702           793,522
Other assets                                           109,818            94,179
Separate account assets                              2,865,366         2,302,937
                                                  ------------      ------------

    Total Assets                                  $ 10,582,947       $10,086,314
                                                  ============      ============

LIABILITIES

Reserves for payment of future policy benefits    $  2,735,609      $  2,761,319
Other policyholder funds                             2,710,589         2,835,081
Policyholders' dividends payable                        28,770            30,532
Broker/dealer payables                                 646,479           488,783
Accrued income tax payable                              31,919           142,634
Other liabilities                                      573,909           383,744
Separate account liabilities                         2,865,366         2,302,937
                                                  ------------      ------------

    Total Liabilities                                9,592,641         8,945,030
                                                  ------------      ------------

EQUITY

Retained earnings                                    1,023,704           944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                         (33,398)          197,139
                                                  ------------      ------------

    Total Equity                                       990,306         1,141,284
                                                  ------------      ------------

      Total Liabilities and Equity                $ 10,582,947      $ 10,086,314
                                                  ============      ============

   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements


For the Years Ended December 31,                                                1999                   1998                 1997
------------------------------------------------------------------------------------------------------------------------------------
(in thousands)
REVENUES

Premium and annuity considerations                                          $   130,516           $   154,615           $   178,338
Policy fee income                                                               131,709               114,681               102,398
Net investment income                                                           431,222               433,530               448,135
Net realized capital gains/(losses)                                                 803                 3,912                 9,655
Broker/dealer fees and commissions                                              395,483               331,285               290,005
Other income                                                                     24,895                15,543                10,920
                                                                            -----------           -----------           -----------

Total Revenue                                                                 1,114,628             1,053,566             1,039,451
                                                                            -----------           -----------           -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                                429,791               445,148               463,444
Policyholder dividends                                                           56,603                61,369                67,412
Decrease in liability for future policy benefits                                (54,080)              (23,337)              (10,275)
General expenses                                                                238,603               205,698               195,336
Broker/dealer sales expense                                                     216,712               180,255               160,730
Amortization of deferred acquisition costs                                       52,668                42,223                43,223
                                                                            -----------           -----------           -----------

Total Benefits and Expenses                                                     940,297               911,356               919,870
                                                                            -----------           -----------           -----------

Income from Continuing Operations Before Income Taxes                           174,331               142,210               119,581
                                                                            -----------           -----------           -----------

Income taxes                                                                     66,324                57,019                51,323
                                                                            -----------           -----------           -----------

Income from Continuing Operations                                               108,007                85,191                68,258
                                                                            -----------           -----------           -----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
  (net of income taxes of $(2,137), $670 and $2,589)                             (3,968)                1,243                 4,807

Loss on sale of discontinued operations (less
  applicable income tax benefit of $13,181)                                     (24,480)                   --                    --
                                                                            -----------           -----------           -----------

          NET INCOME                                                        $    79,559           $    86,434           $    73,065
                                                                            ===========           ===========           ===========



   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity

                                                           Other
                                                        Comprehensive           Retained               Total
                                                        Income/(Loss)           Earnings              Equity
---------------------------------------------------------------------------------------------------------------
(In thousands)
Balance at January 1, 1997                              $    85,730           $   784,646          $   870,376
Comprehensive Income
 Net income for 1997                                             --                73,065               73,065
 Other comprehensive loss, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                       66,279                    --               66,279
                                                                                                   -----------
Comprehensive Income                                                                                   139,344
                                                        -----------           -----------          -----------
Balance at December 31, 1997                                152,009               857,711            1,009,720
Comprehensive Income
 Net income for 1998                                             --                86,434               86,434
Other comprehensive income, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                       45,130                    --               45,130
                                                                                                   -----------
Comprehensive Income                                                                                   131,564
                                                        -----------           -----------          -----------
Balance at December 31, 1998                                197,139               944,145            1,141,284
Comprehensive Loss
 Net income for 1999                                             --                79,559               79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of  securities,
    net of reclassification adjustment                     (230,537)                   --             (230,537)
                                                                                                   -----------
Comprehensive Loss                                                                                    (150,978)
                                                        -----------           -----------          -----------
Balance at December 31, 1999                            $   (33,398)          $ 1,023,704          $   990,306
                                                        ===========           ===========          ===========


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows

For the Years Ended December 31,                                                  1999                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)
                       Cash Flows from Operating Activities
Net income                                                                    $   79,559        $    86,434        $    73,065
Adjustments to reconcile net income to net cash provided by operations:
 Capitalization of policy acquisition costs                                      (78,644)           (72,356)           (64,427)
 Amortization of deferred acquisition costs                                       52,668             42,223             43,223
 Policy fees on universal life and investment contracts                          (80,456)          (120,315)          (104,342)
 Interest credited on universal life and investment contracts                    132,213            146,081            160,417
 Depreciation and amortization                                                     6,294              4,750             18,682
 Premiums due and other receivables                                              (16,794)            (1,293)            (7,291)
 Net realized capital (gains)/losses                                                (803)            (3,912)            (9,655)
 Net realized loss on sale of discontinued operations                             37,661               --                   --
 (Increase)/decrease in investment income due and accrued                         14,954             (1,136)                60
 (Increase) in amounts recoverable from reinsurers                               (18,419)            (6,372)            (4,329)
 (Decrease) in reserves for payment of future policy benefits                    (25,710)            (8,696)           (13,358)
 Increase/(decrease) in accrued income tax payable                                13,222             25,622             (4,526)
 Other, net                                                                       12,652              3,805             (6,693)
                                                                              ----------        -----------        -----------

  Net cash provided by operating activities                                      128,397             94,835             80,826
                                                                              ----------        -----------        -----------

                       Cash Flows from Investing Activities

Sale of investments:
 Debt securities available for sale                                            1,624,576          1,837,209          1,235,274
 Equity securities                                                                12,003             35,496             20,374
 Real estate                                                                         853              9,937             87,875
 Other                                                                             3,884             18,074             14,355

Maturity and other principal repayments:
 Debt securities available for sale                                              415,888            496,283            472,474
 Mortgage loans                                                                   17,596              2,357             61,813
 Other                                                                             3,963                 --                 --

Cost of investments acquired:
 Debt securities available for sale                                           (1,752,394)        (2,315,067)        (1,772,007)
 Equity securities                                                               (12,097)           (26,390)           (15,268)
 Real estate                                                                      (1,366)              (293)           (15,600)
 Other                                                                           (39,139)           (17,917)           (15,503)

Change in policy loans, net                                                       (4,044)             4,613             13,084
(Increase)/decrease in short-term investments, net                                (5,910)            42,446             (5,955)
Purchases of furniture and equipment, net                                        (10,900)            (9,446)            (4,116)
Sale of discontinued operations                                                 (160,332)                --                 --
                                                                              ----------        -----------        -----------

  Net cash provided by investing activities                                       92,581             77,302             76,800
                                                                              ----------        -----------        -----------


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued

For the Years Ended December 31,                                                  1999                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)
                        Cash Flows from Financing Activities

Deposits for universal life and investment contracts                           $ 605,568         $ 589,070           $ 653,233
Withdrawals from universal life and investment contracts                        (641,296)         (605,821)           (552,311)
Transfers to separate accounts                                                  (146,981)         (147,708)           (236,008)
Issuance/(repayment) of debt                                                     167,228            90,772              24,842
(Increase)/decrease in net broker dealer receivables                            (192,484)         (111,046)            (47,632)
                                                                               ----------        ----------          ----------

 Net cash used by financing activities                                          (207,965)         (184,733)           (157,876)
                                                                               ----------        ----------          ----------

 Net increase/(decrease) in cash and cash equivalents                             13,013           (12,596)               (250)

Cash and cash equivalents
 Beginning of the year                                                            24,468            37,064              37,314
                                                                               ----------        ----------          ----------
 End of the year                                                               $  37,481         $  24,468           $  37,064
                                                                               ==========        ==========          ==========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements
As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

Investments
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.

Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.

Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2.  DISCONTINUED OPERATIONS:
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3.  INVESTMENTS:
Debt Securities
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                        December 31, 1999
                                                 --------------------------------------------------------------
                                                                    Gross             Gross          Estimated
                                                  Amortized       Unrealized       Unrealized          Fair
                                                    Cost            Gains            Losses            Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
  Government and agency securities               $   10,527       $      119       $      178       $   10,468
States and political subdivisions                    11,600               --               58           11,542
Foreign governments                                  19,854              758               --           20,612
Corporate securities                              2,678,302           69,875          116,357        2,631,820
Mortgage and other asset-backed securities        2,106,506            9,975           58,011        2,058,470
                                                 ----------       ----------       ----------       ----------
  Total bonds                                     4,826,789           80,727          174,604        4,732,912


Redeemable preferred stocks                             360               --               11              349
                                                 ----------       ----------       ----------       ----------
  Total                                          $4,827,149       $   80,727       $  174,615       $4,733,261
                                                 ==========       ==========       ==========       ==========


                                                                          December 31, 1998
                                                 --------------------------------------------------------------
                                                                     Gross             Gross         Estimated
                                                  Amortized        Unrealized       Unrealized         Fair
                                                     Cost            Gains            Losses           Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
  Government and agency securities               $   13,109       $    1,271       $       --       $   14,380
States and political subdivisions                    12,094            2,216               --           14,310
Foreign governments                                  24,920            3,323               --           28,243
Corporate securities                              3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities        2,006,891           86,271            4,399        2,088,763
                                                 ----------       ----------       ----------       ----------
  Total bonds                                     5,115,080          392,570            9,355        5,498,295


Redeemable preferred stocks                           2,696               --               67            2,629
                                                 ----------       ----------       ----------       ----------
  Total                                          $5,117,776       $  392,570       $    9,422       $5,500,924
                                                 ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                      Amortized        Estimated
      Years to maturity:                                 Cost         Fair Value
                                                     ----------       ----------
      One or less                                    $  226,324       $  215,589
      After one through five                            247,287          248,905
      After five through ten                            523,294          545,057
      After ten                                       1,723,378        1,664,891
      Mortgage and other asset-backed securities      2,106,506        2,058,470
                                                     ----------       ----------
        Total bonds                                   4,826,789        4,732,912
      Redeemable preferred stocks                           360              349
                                                     ----------       ----------

        Total                                        $4,827,149       $4,733,261
                                                     ==========       ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches . As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

Mortgage Loans
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                               1999               1998
                                             --------           --------
             Property Type
              Office building                $ 1,366            $ 9,204
              Retail                           8,414              5,553
              Dwellings                       16,062             24,741
              Other                            2,773              3,130
              Valuation Allowance             (1,500)            (3,800)
                                             --------           -------
               Total                         $27,115            $38,828
                                             ========           =======



                                               1999               1998
                                             --------           --------
             Geographic Concentration
              Northeast                      $ 5,506            $10,273
              Midwest                          5,515              5,728
              South                           11,612             12,075
              West                             5,982             14,552
              Valuation Allowance             (1,500)            (3,800)
                                             --------           -------
               Total                         $27,115            $38,828
                                             ========           =======

The following table presents changes in the mortgage loan valuation allowance for the years presented:
                                               1999               1998
                                             --------           --------
             Balance at January 1            $ 3,800            $ 3,800
              Reduction in provision          (2,300)                 -
              Charge-offs                          -                  -
                                             --------           -------
             Balance at December 31          $ 1,500            $ 3,800
                                             ========           =======

As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                               1999               1998
                                             --------           --------
             Investment                      $19,461            $19,111
             Properties held for sale              -              1,914
             Less: Valuation allowance        (4,000)            (5,234)
                                             --------           --------
               Total                         $15,461            $15,791
                                             ========           ========

At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.

Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4.  INVESTMENT INCOME AND CAPITAL GAINS:
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                        1999             1998            1997
                                     ---------        ---------        ---------
    Debt securities                  $ 385,963        $ 395,628        $ 390,852
    Equity securities                      311              206            1,371
    Mortgage loans                       2,706            4,268           12,098
    Real estate                          2,209            2,903           17,519
    Policy loans                        39,371           39,760           40,921
    Short-term investments                 830            2,032            2,428
    Other invested assets               17,446           11,330           21,268
                                     ---------        ---------        ---------
    Gross investment income            448,836          456,127          486,457
      Less: Investment expense          11,104           11,430           26,251
      Less: Discontinued operations      6,510           11,167           12,071
                                     ---------        ---------        ---------
    Investment income, net           $ 431,222        $ 433,530        $ 448,135
                                     =========        =========        =========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                            1999            1998          1997
                                         ---------       --------      ---------
    Debt securities                      $ (4,506)       $   110       $ 12,991
    Equity securities                        (263)         2,856            417
    Mortgage loans                          2,300            210            280
    Real estate                               173          4,148           (684)
    Other                                   2,430         (2,109)          (811)
    Amortization of deferred
      acquisition costs                       669         (1,303)        (2,538)
                                         ---------       --------      ---------
    Net realized capital
      gains/(losses)                     $    803        $ 3,912       $  9,655
                                         =========       ========      =========


The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                               1999          1998        1997
                                           -----------    ---------   ----------
    Unrealized gains/(losses):
      Debt securities                      $ (477,036)    $ 86,594    $ 160,850
      Equity securities                           (43)      (2,092)         408
      Other                                     5,555       (2,091)     (14,581)
                                           -----------    ---------   ----------
                                             (471,524)      82,411      146,677
                                           -----------    ---------   ----------
    Less:
      Deferred policy acquisition
       costs                                  117,050      (12,841)     (45,043)
      Deferred income taxes                   123,937      (24,440)     (35,355)
                                           -----------    ---------   ----------
    Net change in unrealized
      gains/(losses)                       $ (230,537)    $ 45,130    $  66,279
                                           ===========    =========   ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                1999         1998        1997
                                           -----------    ---------   ----------
    Reclassification Adjustments
    Unrealized holding gains/(losses)
      arising during period                $ (255,859)    $ 53,576     $ 71,797
    Reclassification adjustment
      for gains included in net income         25,322        8,446        5,518
                                           -----------    ---------   ----------
    Unrealized gains/(losses) on
      investments, net of
      reclassification adjustment          $ (230,537)    $ 45,130     $ 66,279
                                           ===========    =========   ==========


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

5.  FAIR VALUE INFORMATION:
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                                1999                                1998
                                                   -----------------------------        -----------------------------
                                                    Carrying            Fair             Carrying             Fair
                                                      Value             Value              Value              Value
                                                   -----------       -----------        -----------       -----------
     Financial Assets:
        Debt securities, available for sale        $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
          Common stock                                     276               276                158               158
          Non-redeemable preferred stocks                3,673             3,673              4,003             4,003
        Mortgage loans                                  27,115            28,615             38,828            42,675
        Policy loans                                   642,420           612,501            638,376           605,144
        Cash and cash equivalents                       37,481            37,481             24,468            24,468
        Short-term investments                           6,934             6,934              1,024             1,024
        Separate account assets                      2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                          137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
          Individual annuities                     $   997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
          Guaranteed investment contracts               22,786            21,353             39,571            40,556
          Other group annuities                         85,465            85,213            113,974           115,422
          Other policyholder funds                     339,937           339,937            340,761           340,761
                                                   -----------       -----------        -----------       -----------
       Total policyholder funds                      1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                 28,770            28,770             30,532            30,532
       Separate account liabilities                  2,865,366         2,865,366          2,302,937         2,302,937

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

6.  INCOME TAXES:
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                         1999            1998
                                                      ---------       ----------
           Deferred tax assets
             Future policy benefits                   $ 90,877        $  92,909
             Dividend award                             10,010           10,255
             Allowances for investment losses            6,153            4,232
             Employee benefit liabilities               30,479           29,762
             Unrealized investment losses               17,934                -
             Other                                      17,256           18,677
                                                      ---------       ----------
                Total deferred tax asset               172,709          155,835
                                                      ---------       ----------

           Deferred tax liabilities
              Deferred acquisition costs               145,360          135,248
              Unrealized investment gains                    -          105,993
              Other                                     18,484           22,375
                                                      ---------       ----------
                Total deferred tax liability           163,844          263,616
                                                      ---------       ----------
           Net deferred tax liability                   (8,865)         107,781
           Tax currently payable                        40,784           34,853
                                                      ---------       ----------
           Accrued income tax payable                 $ 31,919        $ 142,634
                                                      =========       ==========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                              1999          1998           1997
                                            --------      --------      --------
       Tax expense at 35%                   $ 45,697      $ 50,443      $ 44,442
       Increase in income taxes resulting
        from:
          Differential earnings amount         3,010         2,681         6,942
          Other                                2,299         4,565         2,528
                                            --------      --------      --------
       Federal income tax expense           $ 51,006      $ 57,689      $ 53,912
                                            ========      ========      ========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                              1999          1998          1997
                                            --------      --------      --------
       Continuing operations                $ 66,324      $ 57,019      $ 51,323
       Discontinued operations:
         Operations                           (2,137)          670         2,589
         Sale                                (13,181)            -             -
                                            --------      --------      --------
       Total federal income tax expense     $ 51,006      $ 57,689      $ 53,912
                                            ========      ========      ========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7.  BENEFIT  PLANS:
The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                    Pension Benefits                 Other Benefits
                                                               ------------------------         ------------------------
                                                                 1999            1998             1999            1998
                                                               --------        --------         --------       ---------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                               --------        --------         --------       ---------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                               ========        ========         ========       =========
           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                    Pension Benefits                 Other Benefits
                                                               ------------------------         ------------------------
                                                                 1999            1998             1999            1998
                                                               --------        --------         --------       ---------
           Discount rate                                         6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                        8.00%           8.00%               -               -
           Rate of compensation increase                         5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                                    Pension Benefits                 Other Benefits
                                                               ------------------------         ------------------------
                                                                 1999            1998             1999            1998
                                                               --------        --------         --------       ---------
           Benefit cost recognized in                          $  5,072        $  5,692         $  1,140         $  831
             consolidated income statement

           Employer contribution                                  1,741           6,687            1,493          1,415

           Plan participants' contribution
                                                                      -               -                -              -
           Benefits paid
                                                                  3,593           3,229            1,493          1,415

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8.  REINSURANCE:
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                  Assumed             Ceded to
                                            Gross                From Other             Other                  Net
                                            Amount               Companies            Companies               Amount
                                         ------------           -----------         -----------           ------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483           $   353,382         $ 8,185,527           $ 25,722,338
       Premiums
                                              149,187                 6,399              16,803                138,783
       Benefits
                                              455,518                15,629              32,705                438,442
       Reserves
                                            5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums
                                              166,708                10,586               5,940                171,354
       Benefits
                                              457,239                15,710              17,913                455,036
       Reserves
                                            5,594,712                 1,688              62,198              5,534,202

For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


9.  COMMITMENTS AND CONTINGENCIES:
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000

                                     PART C


                                Other Information

Item 24.      Financial Statements and Exhibits

              (a)   Financial Statements included in Part B:

                    Consolidated Financial Statements of The Penn Mutual Variable Annuity Account:

                    Report of Independent Auditors Statements of Financial Condition at December 31, 1999 Statements of Operations and Surplus for the years ended December 31, 1999 Statements of Cash Flows for the years ended December 31, 1999 and 1998 Notes to Financial Statements

                    Consolidated Financial Statements of The Penn Mutual Life Insurance Company:

                    Report of Independent Auditors Statements of Financial Condition at December 31, 1999 and 1998 Statements of Operations and Surplus for the years ended December 31, 1999, 1998 and 1997 Notes to Financial Statements

              (b)   Exhibits

                    1.    (a)      Resolutions of Executive Committee of Board
                                   of Trustees of The Penn Mutual Life Insurance
                                   Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity
                                   Account III (File No. 333-62811 and Accession
                                   No. 0001036050-98-001504) filed on September
                                   3, 1998.

                          (b) Resolution of Executive Committee Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62825 and Accession No. 0000950116-99-000834) filed on
                                   April 27, 1999.

                    2.             Not applicable

                    3.    (a)      Sales Support Agreement between The Penn
                                   Mutual Life Insurance Company and Horner,
                                   Townsend & Kent, Inc., a wholly-owned
                                   subsidiary of Penn Mutual. Incorporated
                                   herein by reference to Exhibit 3(a) to
                                   Pre-Effective Amendment No. 1 to the
                                   Registration Statement on Form N-4 of the
                                   Penn Mutual Variable Annuity Account III
                                   (File No. 333-62811 and Accession No.
                                   0001036050-98-002055) filed on November 30,
                                   1998.

                          (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) and 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 of the Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-002055) filed on November 30,
                                   1998.

                          (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No.
                                   0001036050-98-001504) filed on September 3,
                                   1998.

                          (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to
                                   Exhibit 3(d) to the Pre-Effective Amendment to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-002055) filed on November 30,
                                   1998.

                          (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62825 and Accession No. 0000950116-99-000834) filed on April 27,
                                   1999.

                          (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-001504) filed on
                                   September 3, 1998.

                    4.    (a)      Individual Variable and Fixed Annuity
                                   Contract (Form VAB-98). Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 of Penn
                                   Mutual Variable Annuity Account III (File No.
                                   333-62825 and Accession No.
                                   0001036050-98-002055) filed on November 30,
                                   1998.

                          (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-98). Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62825 and Accession No.
                                   0001036050-98-002055) filed on November 30,
                                   1998.

                          (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62825 and Accession No. 0001036050-98-002055) filed on
                                   November 30, 1998.

                          (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-001504) filed on September 3,
                                   1998.

                          (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-001504) filed on September 3,
                                   1998.

                          (f) Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and

                                   Accession No. 0000950116-99-000291) filed on
                                   February 24, 1999.

                    5. Application (Form 5798) for Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62825 and Accession No.
                                   0001036050-98-001508) filed on September 3,
                                   1998.

                    6.    (a)      Charter of The Penn Mutual Life Insurance
                                   Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registration
                                   Statement on Form N-4 of Penn Mutual Variable
                                   Annuity Account III (File No. 333-62811 and
                                   Accession No. 0001036050-98-001504) filed on
                                   September 3, 1998.

                          (b) By-laws of The Penn Mutual Life Insurance Company, as amended through February 21, 1997. Incorporated herein by reference to
                                   Exhibit 6(b) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and
                                   Accession No. 0001036050-98-001504) filed on
                                   September 3, 1998.

                    7.             None

                    8.    (a)(1)   Form of Sales Agreement between The Penn
                                   Mutual Life Insurance Company and Neuberger &
                                   Berman Advisers Management Trust.
                                   Incorporated herein by reference to Exhibit
                                   8(b)(1) to the Registration Statement on Form
                                   N-4 of Penn Mutual Variable Annuity Account
                                   III (File No. 333-62811 and Accession No.
                                   0001036050-98-001504) filed on September 3,
                                   1998.

                          (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-001504) filed on September 3,
                                   1998.

                          (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662 and Accession No. 0000950109-97-003328) filed on April 30,
                                   1997.

                          (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(c) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-001504) filed on September
                                   3, 1998.

                          (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 Accession No.
                                   0001036050-98-001504) filed on September 3,
                                   1998.

                          (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement on Form N-1A of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No.
                                   0001036050-98-001504) filed on September 3,
                                   1998.

                          (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (File No. 33-83120 and Accession No.
                                   0000950109-97-003327) filed on April 30,
                                   1998.

                    9. Opinion and Consent of Franklin L. Best, Jr., Esq., Associate General Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post Effective Amendment No. 26 to Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission (Accession No.
                                   0000950116-99-001164) on June 11, 1999.

                    10.   (a)      Consent of Ernst & Young LLP. Filed herewith

                          (b) Consent of Morgan, Lewis & Bockius LLP. Filed herewith.

                    11.            Not applicable.

                    12.            Not applicable.

                    13. Schedule of Computation of Performance Quotations set forth in this Registration Statement. Filed herewith.

                    14.   (a)      Powers of Attorney of Trustees (except Ms.
                                   Bloch and Messrs. Notebaert and Rock).
                                   Incorporated herein by reference to Exhibit
                                   14 to Post-Effective Amendment No. 22 to the
                                   Registration Statement on Form N-4 of Penn
                                   Mutual Variable Annuity Account III (File No.
                                   002-77283 and Accession No.
                                   00001021408-97-000161) filed on April 29,
                                   1997.

                          (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Incorporated herein by reference to Exhibit 14(b) to Post Effective Amendment No. 24 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 002-77283 and Accession No. 000095109-98-002717) filed on
                                   April 24, 1998.

                          (c) Power of Attorney of Ms. Julia Chang Bloch. Incorporated herein by reference to Exhibit 14(c) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811 and Accession No. 0001036050-98-001504) filed on September 3,
                                   1998.

Item 25.      Directors and Officers of the Depositor

              The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


Robert E. Chappell                                 Ann M. Strootman
Chairman of the Board and Chief                    Vice President and Controller
Executive Officer and Member of
the Board of Trustees

Daniel J. Toran                                    Ralph I. Pence
President and Chief Operating                      Vice President and Chief
Officer and Member of the Board of                 Actuary
Trustees

Nancy S. Brodie                                    Frederick M. Rackovan
Executive Vice President and Chief                 Vice President, New Business
Financial Officer

Larry L. Mast                                      Richard F. Plush
Executive Vice President, Sales and                Vice President, Products and
Marketing                                          Programs

Peter M. Sherman                                   James McElwain
Executive Vice President and                       Vice President, Broker Dealer
Chief Investment Officer                           Sales

Bill D. Fife                                       Steven M. Herzberg
Senior Vice President,                             Assistant Vice President
Independence Financial Network                     and Treasurer

John M. Albanese                                   Laura Ritzko
Senior Vice President, Customer                    Secretary
Service and Information Systems

The business address of the director and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                      Penn Mutual Wholly-Owned Subsidiaries


Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
The Penn Insurance and                  Life Insurance and Annuities                Delaware
Annuity Company
Independence Capital                    Investment Adviser                          Pennsylvania
Management, Inc.
Penn Janney Fund, Inc.                  Investments                                 Pennsylvania
Independence Square                     Holding Company                             Pennsylvania
Properties, Inc.
The Pennsylvania Trust                  Trust Company                               Pennsylvania
Company

                      Independence Square Properties, Inc.
                            Wholly-Owned Subsidiaries



Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Penn Glenside Corporation               Real Estate Investment                      Pennsylvania
Penn Wayne Corporation                  Real Estate Investment                      Pennsylvania
St. James Realty                        Real Estate Investment                      Pennsylvania
Corporation
Investors' Mortgage                     Real Estate Investment                      Pennsylvania
Corporation
Christie Street Properties,             Real Estate Investment                      Pennsylvania
Inc.
Indepro Corporation                     Real Estate Investment                      Delaware
Economic Resources                      Real Estate Investment                      Delaware
Associates, Inc.
WPI Investment Company                  Real Estate Investment                      Delaware

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Hornor, Townsend &                      Registered Broker-Dealer and                Pennsylvania
Kent, Inc.                              Investment Adviser
Penn Tallahassee                        Real Estate Investment                      Florida
Corporation
Janney Montgomery                       Registered Broker-Dealer and                Delaware
Scott Inc.                              Investment Adviser

                               Indepro Corporation
                            Wholly-Owned Subsidiaries



Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Property Fund I                 Real Estate Investment                      Delaware
Corporation
Indepro Property Fund II                Real Estate Investment                      Delaware
Corporation
Commons One                             Real Estate Investment                      Delaware
Corporation
West Hazleton, Inc.                     Real Estate Investment                      Delaware

                           Janney Montgomery Scott LLC
                            Wholly-Owned Subsidiaries


Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
JMS Resources, Inc.                     Oil and Gas Development                     Pennsylvania
JMS Investor Services,                  Insurance Sales                             Delaware
Inc.

Item 27.      Number of Contract Owners

              As of March 31, 2000, there were:

              44 -- owners of qualified individual variable annuity contracts; 0 -- owners of qualified group variable annuity contracts; 0 -- owners of certificates issued under qualified group variable annuity contracts; and

              13 -- owners of nonqualified individual variable annuity contracts.

Item 28.      Indemnification

              Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

              Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

              Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

              Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

              Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

              Hornor, Townsend & Kent, Inc. - Directors and Officers

              John J. Gray, Director and Chairman of the Board
              Harold E. Maude, Jr., Director
              Nina M. Mulrooney, Director
              Norman T. Wilde, Jr., Director
              Daniel J. Toran, Director
              Ronald C. Zimmerman, President and Chief Executive Officer Michael D. Sweeney, Assistant Vice President, Director of
Compliance and Secretary
              Edward G. Pecelli - Assistant Vice President, Director of Sales and Marketing
              Laura M. Ritzko, Assistant Secretary
              Henry S. Buck, Assistant Vice President and Assistant Treasurer Barbara S. Wood, Senior Vice President, Finance and Treasurer Bruce Ohrenich, Vice President, Sales
              Joseph R. Englert, Assistant Vice President, Director of
Operations
              Franklin L. Best, Jr., Counsel Constance Flaville, Assistant Secretary

     The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Mulrooney and Ritzko and Messrs. Maude, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

Commissions and Other Compensation Received By Each Principal
Underwriter During Last Fiscal Year

                       Net
Name of                Underwriting          Compensation
Principal              Discounts and         on                 Brokerage        Other
Underwriter            Commissions           Redemption         Commissions      Compensation
----------------------------------------------------------------------------------------------
Hornor,                $1,481                $0                 $0               $0
Townsend &
Kent, Inc.

Item 30.      Location of Accounts and Records

              The name and address of the person who maintains physical possession of each account, book or other documents required by
              Section 31(a) of the Investment Company Act of 1940 is as follows:

              The Penn Mutual Life Insurance Company 600 Dresher Road Horsham, Pennsylvania 19044

Item 31.      Management Services

              See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.      Undertakings

              The Penn Mutual Life Insurance Company hereby undertakes:

               (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

               (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


               As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 2 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 21st day of April, 2000.


                                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                                 (Registrant)

                                    By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                                  (Depositor)

                                    By: /s/Robert E. Chappell
                                        ---------------------------------
                                        Robert E. Chappell
                                        Chairman of the Board of Trustees
                                        and Chief Executive Officer

               As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 21st day of April, 2000.


Signature                                     Title
---------                                     -----
/s/Robert E. Chappell                         Chairman of the Board of Trustees
---------------------------------------       and Chief Executive Officer
Robert E. Chappell


/s/ Nancy S. Brodie                           Executive Vice President and
---------------------------------------       Chief Financial Officer
Nancy S. Brodie


*JULIA CHANG BLOCH                            Trustee

*JAMES A. HAGEN                               Trustee

*PHILLIP E. LIPPINCOTT                        Trustee

*JOHN F. MCCAUGHAN                            Trustee

*ALAN B. MILLER                               Trustee

*EDMOND F. NOTEBAERT                          Trustee

*ROBERT H. ROCK                               Trustee

*DANIEL J. TORAN                              Trustee

*NORMAN T. WILDE, JR.                         Trustee

*WESLEY S. WILLIAMS, JR.                      Trustee

*By:  Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


EX.99 B 10.   (a)  Consent of Ernst & Young LLP.

EX.99 B 10.   (b)  Consent of Morgan, Lewis & Bockius LLP.

EX.99 B 13.   Schedule of Computation of Performance Quotations.